United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.

Thrivent Core Emerging Markets Debt Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.05%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$682,611,408	255	7%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Ivory Coast Government International Bond	1.8%
State Grid Overseas Investment 2016, Ltd.	1.8%
Argentina Government International Bond	1.7%
Petroleos Mexicanos	1.5%
Uruguay Government International Bond	1.4%
Argentina Government International Bond	1.4%
Oman Government International Bond	1.3%
Peru Government International Bond	1.2%
Abu Dhabi Government International Bond	1.2%
Saudi Arabia Government International Bond	1.0%

Major Market Sectors (% of Net Assets)

Foreign Government	93.9%
Energy	2.5%
Communications Services	0.4%
Utilities	0.1%

Country Weightings (% of Net Assets)

Mexico	4.9%
Indonesia	4.3%
Saudi Arabia	4.1%
Virgin Islands, British	3.8%
Turkey	3.4%
Argentina	3.3%
Dominican Republic	3.2%
Chile	3.2%
Peru	3.2%
Brazil	3.2%
Other Countries	60.3%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.2%
Short-Term Investments	1.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$10	0.19%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$554,194,792	278	36%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	9.5%
Tencent Holdings, Ltd.	5.6%
Alibaba Group Holding, Ltd.	3.3%
Samsung Electronics Company, Ltd.	1.9%
Bharti Airtel, Ltd.	1.6%
ICICI Bank, Ltd. ADR	1.6%
MediaTek, Inc.	1.4%
HDFC Bank, Ltd.	1.2%
Tech Mahindra, Ltd.	1.2%
Tata Consultancy Services, Ltd.	1.2%

Major Market Sectors (% of Net Assets)

Information Technology	25.2%
Financials	20.9%
Consumer Discretionary	15.4%
Communications Services	12.2%
Materials	5.4%
Health Care	5.2%
Consumer Staples	5.0%
Energy	3.6%
Industrials	3.2%
Real Estate	2.4%

Country Weightings (% of Net Assets)

India	19.0%
Taiwan	18.4%
Cayman Islands	16.7%
China	12.5%
South Korea	7.7%
Brazil	4.9%
Thailand	3.1%
Saudi Arabia	2.9%
South Africa	2.7%
United Arab Emirates	2.3%
Other Countries	8.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Preferred Stock	1.8%
Short-Term Investments	1.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core International Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$5	0.09%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$635,595,316	245	46%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	2.8%
Shell plc	2.8%
Roche Holding AG, Participation Certificates	2.6%
Allianz SE	2.2%
Koninklijke Ahold Delhaize NV	2.0%
SAP SE	1.9%
RELX plc	1.9%
Deutsche Boerse AG	1.8%
Tesco plc	1.7%
Givaudan SA	1.6%

Major Market Sectors (% of Net Assets)

Financials	23.4%
Industrials	18.7%
Health Care	11.2%
Consumer Discretionary	9.9%
Consumer Staples	7.6%
Information Technology	7.6%
Materials	7.3%
Communications Services	5.0%
Energy	3.3%
Utilities	3.3%

Country Weightings (% of Net Assets)

Japan	21.6%
United Kingdom	14.8%
Switzerland	12.1%
France	10.0%
Germany	10.0%
Australia	6.7%
Netherlands	5.2%
Sweden	3.5%
Italy	3.3%
Spain	2.4%
Other Countries	8.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.4%
Short-Term Investments	0.6%
Preferred Stock<	0.1%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Low Volatility Equity Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Low Volatility Equity Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.05%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$26,431,657	144	15%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	2.4%
Motorola Solutions, Inc.	2.1%
Cisco Systems, Inc.	2.0%
T-Mobile US, Inc.	2.0%
Progressive Corporation	1.9%
Chubb, Ltd.	1.9%
McDonald's Corporation	1.9%
O'Reilly Automotive, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Berkshire Hathaway, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Information Technology	23.7%
Financials	17.8%
Health Care	15.9%
Industrials	9.7%
Consumer Staples	9.6%
Utilities	7.0%
Communications Services	6.6%
Consumer Discretionary	5.7%
Energy	2.4%
Materials	0.7%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Mid Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Mid Cap Value Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.05%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$437,374,699	80	29%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
D.R. Horton, Inc.	2.4%
M&T Bank Corporation	2.3%
Flowserve Corporation	2.2%
Devon Energy Corporation	2.1%
Labcorp Holdings, Inc.	2.0%
Sysco Corporation	2.0%
Coterra Energy, Inc.	1.9%
Evergy, Inc.	1.9%
MSC Industrial Direct Company, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Financials	19.7%
Industrials	16.8%
Health Care	9.8%
Utilities	9.6%
Consumer Discretionary	8.2%
Information Technology	7.3%
Energy	6.7%
Materials	6.3%
Real Estate	6.2%
Consumer Staples	4.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Short-Term Reserve Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$0	0.01%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,387,123,955	208	41%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Cencora, Inc.	1.6%
Federal Agricultural Mortgage Corporation	1.3%
Wells Fargo Bank NA	0.7%
Mizuho Markets Cayman, LP	0.7%
Toronto-Dominion Bank/NY	0.7%
Chariot Funding, LLC	0.7%
Federal Home Loan Bank	0.7%
Federal Farm Credit Bank	0.7%
Federal Home Loan Bank	0.7%
ING US Funding, LLC	0.7%

Portfolio Composition (% of Portfolio)

Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Financials	45.6%
Consumer Cyclical	16.4%
U.S. Government & Agencies	10.5%
Basic Materials	7.7%
Utilities	7.1%
Capital Goods	5.9%
Consumer Non-Cyclical	4.6%
Energy	2.7%
Technology	1.2%
Transportation	1.0%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the six months ended April 30, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.07%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$306,966,565	59	25%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Spire, Inc.	2.4%
Gates Industrial Corporation plc	2.3%
Old National Bancorp	2.2%
Korn Ferry	2.2%
UMB Financial Corporation	2.2%
Black Hills Corporation	2.2%
Greif, Inc.	2.2%
National Storage Affiliates Trust	2.1%
Primo Brands Corporation	2.1%
Six Flags Entertainment Corporation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.5%
Short-Term Investments	4.5%

Major Market Sectors (% of Net Assets)

Financials	21.5%
Industrials	17.8%
Consumer Discretionary	15.2%
Information Technology	10.9%
Real Estate	7.4%
Energy	5.1%
Materials	4.8%
Health Care	4.6%
Utilities	4.6%
Consumer Staples	3.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
April 30, 2025
Thrivent Core Funds

Table of Contents
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 9
Thrivent Core International Equity Fund 17
Thrivent Core Low Volatility Equity Fund 24
Thrivent Core Mid Cap Value Fund 27
Thrivent Core Short-Term Reserve Fund 30
Thrivent Core Small Cap Value Fund 35
Statement of Assets and Liabilities 38
Statement of Operations 40
Statement of Changes in Net Assets 42
Notes to Financial Statements 45
Financial Highlights 56
Change in and Disagreement with Accountants (Item 8) 60
Proxy Disclosures (Item 9) 61
Remuneration Paid to Directors, Officers, and Others (Item 10) 62
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11) 63

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.9% Value
Angola  1.9%
Angola Government International
Bond
$ 8,000,000 8.250%,  5/9/2028 $ 6,784,800
6,000,000 8.750%,  4/14/2032
a
4,706,400
2,000,000 9.125%,  11/26/2049 1,363,560
Total 12,854,760
Argentina  3.3%
Argentina Government International
Bond
1,584,000 0.750%,  7/9/2030
b
1,211,760
17,700,000 4.125%,  7/9/2035
b,c
11,803,843
15,700,000 3.500%,  7/9/2041
b
9,475,180
Total 22,490,783
Azerbaijan  0.6%
Azerbaijan Government
International Bond
4,900,000 3.500%,  9/1/2032 4,277,700
Total 4,277,700
Bahrain  1.3%
Bahrain Government International
Bond
2,000,000 5.625%,  5/18/2034
a,c
1,820,000
1,000,000 7.750%,  4/18/2035
a
1,051,259
6,000,000 7.500%,  9/20/2047
a,c
5,792,760
Total 8,664,019
Brazil  3.2%
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,076,373
5,000,000 2.875%,  6/6/2025 4,979,741
5,000,000 3.875%,  6/12/2030 4,662,065
3,000,000 6.000%,  10/20/2033 2,954,835
4,300,000 5.000%,  1/27/2045 3,267,082
2,000,000 5.625%,  2/21/2047 1,627,610
Total 21,567,706
Canada  0.8%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,618,847
Total 5,618,847
Cayman Islands  0.3%
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,205,698
Total 2,205,698
Chile  3.2%
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,003,850
8,500,000 3.500%,  1/25/2050 5,928,750
1,200,000 3.125%,  1/21/2026 1,185,725
2,600,000 3.240%,  2/6/2028 2,515,500
7,850,000 2.550%,  7/27/2033 6,562,992
2,000,000 3.500%,  1/31/2034 1,782,800
1,000,000 4.340%,  3/7/2042 855,700
Principal
Amount Long-Term Fixed Income  96.9% Value
Chile  3.2%  - continued
Corporacion Nacional del Cobre
de Chile
$ 2,000,000 6.440%,  1/26/2036
a
$ 2,072,275
Total 21,907,592
Colombia  2.6%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,338,150
1,000,000 3.250%,  4/22/2032 770,453
1,000,000 7.500%,  2/2/2034 973,463
1,000,000 8.500%,  4/25/2035 1,015,719
1,500,000 7.375%,  9/18/2037 1,388,107
8,500,000 6.125%,  1/18/2041 6,665,241
3,000,000 4.125%,  2/22/2042 1,821,080
1,605,000 5.625%,  2/26/2044 1,144,035
3,000,000 5.000%,  6/15/2045
c
1,949,334
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 936,088
Total 18,001,670
Costa Rica  0.9%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,017,443
4,900,000 7.000%,  4/4/2044 4,912,250
Total 5,929,693
Dominican Republic  3.2%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,003,400
3,000,000 5.500%,  2/22/2029
a
2,954,250
4,500,000 4.875%,  9/23/2032
a
4,035,375
2,900,000 6.850%,  1/27/2045 2,783,130
6,300,000 6.500%,  2/15/2048
a
5,790,330
6,000,000 6.400%,  6/5/2049
a
5,459,400
Total 22,025,885
Ecuador  1.1%
Ecuador Government International
Bond
1,845,947 6.900%,  7/31/2030 1,378,185
10,751,640 5.500%,  7/31/2035
b
6,443,557
Total 7,821,742
Egypt  2.5%
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a,c
974,106
2,000,000 8.750%,  9/30/2051
a
1,472,576
500,000 8.150%,  11/20/2059
a
343,700
3,300,000 7.600%,  3/1/2029 3,102,000
3,500,000 7.053%,  1/15/2032
a
2,922,500
3,000,000 8.500%,  1/31/2047 2,176,560
9,000,000 7.903%,  2/21/2048 6,176,484
Total 17,167,926

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.9% Value
El Salvador  0.8%
El Salvador Government
International Bond
$ 1,300,000 8.625%,  2/28/2029 $ 1,319,164
4,500,000 7.625%,  2/1/2041 4,008,142
Total 5,327,306
Gabon  0.2%
Gabon Government International
Bond
2,000,000 6.625%,  2/6/2031 1,422,696
Total 1,422,696
Ghana  1.9%
Ghana Government International
Bond
205,344 Zero Coupon,  7/3/2026
a
193,845
144,000 Zero Coupon,  7/3/2026 135,936
1,452,000 5.000%,  7/3/2029
b
1,239,354
6,570,552 5.000%,  7/3/2029
a,b
5,608,294
465,590 Zero Coupon,  1/3/2030
a
353,895
307,323 Zero Coupon,  1/3/2030 233,597
2,088,000 5.000%,  7/3/2035
b
1,419,840
5,977,488 5.000%,  7/3/2035
a,b
4,064,692
Total 13,249,453
Guatemala  2.1%
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a,c
886,250
4,590,000 4.500%,  5/3/2026 4,535,976
2,200,000 4.375%,  6/5/2027 2,146,281
3,000,000 5.375%,  4/24/2032 2,878,747
2,000,000 6.550%,  2/6/2037
a
1,986,135
2,000,000 4.650%,  10/7/2041
a
1,541,973
Total 13,975,362
Honduras  0.1%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 986,500
Total 986,500
Hungary  1.5%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,997,000
2,000,000 2.125%,  9/22/2031 1,624,970
3,000,000 6.250%,  9/22/2032
a
3,092,310
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,544,667
Total 10,258,947
Indonesia  4.3%
Indonesia Government International
Bond
6,100,000 4.750%,  1/8/2026
a
6,108,337
3,700,000 4.100%,  4/24/2028 3,685,471
3,400,000 6.625%,  2/17/2037
a
3,738,008
1,000,000 7.750%,  1/17/2038
a,c
1,202,905
726,000 6.750%,  1/15/2044
a
803,607
4,000,000 5.125%,  1/15/2045
a,c
3,739,798
Principal
Amount Long-Term Fixed Income  96.9% Value
Indonesia  4.3%  - continued
$ 1,200,000 5.250%,  1/8/2047
a
$ 1,127,760
1,500,000 4.350%,  1/11/2048 1,230,991
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,514,991
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 741,775
2,400,000 5.250%,  10/24/2042 2,103,000
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,490,777
1,500,000 4.400%,  6/6/2027
a
1,498,154
Total 28,985,574
Ivory Coast  2.5%
Ivory Coast Government
International Bond
14,500,000 6.125%,  6/15/2033 12,499,290
2,000,000 8.075%,  4/1/2036
a
1,848,692
3,000,000 8.250%,  1/30/2037
a
2,754,654
Total 17,102,636
Jersey  1.5%
Galaxy Pipeline Assets Bidco, Ltd.
3,685,750 2.160%,  3/31/2034 3,245,348
6,500,000 2.625%,  3/31/2036
a
5,476,248
1,766,480 2.940%,  9/30/2040
a
1,435,119
Total 10,156,715
Jordan  0.8%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,490,537
3,500,000 5.850%,  7/7/2030 3,224,270
Total 5,714,807
Kazakhstan  0.8%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,136,866
KazMunayGas National Company
JSC
2,700,000 5.750%,  4/19/2047 2,260,807
Total 5,397,673
Kenya  0.3%
Kenya Government International
Bond
1,000,000 7.250%,  2/28/2028 940,000
1,500,000 8.000%,  5/22/2032 1,304,280
Total 2,244,280
Lebanon  0.5%
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
1,708,750
3,000,000 6.600%,  11/27/2026
d
511,800
5,000,000 6.850%,  3/23/2027
d
855,750
Total 3,076,300

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.9% Value
Luxembourg  1.0%
EIG Pearl Holdings SARL
$ 3,474,251 3.545%,  8/31/2036
a
$ 3,070,035
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,011,220
2,000,000 6.129%,  2/23/2038
a
2,042,312
Total 7,123,567
Malaysia  1.5%
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 2,946,613
6,400,000 3.500%,  4/21/2030 6,069,488
1,500,000 5.340%,  4/3/2035
a
1,523,872
Total 10,539,973
Mexico  4.9%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,351,855
885,000 3.750%,  1/11/2028 862,741
2,000,000 5.400%,  2/9/2028 2,031,816
1,000,000 3.500%,  2/12/2034 816,968
2,000,000 6.000%,  5/7/2036 1,904,936
3,800,000 6.050%,  1/11/2040 3,536,158
1,000,000 4.600%,  2/10/2048 710,268
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 10,433,266
3,200,000 5.950%,  1/28/2031 2,647,564
5,600,000 6.625%,  6/15/2035 4,321,583
Total 33,617,155
Montenegro  0.2%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,007,125
Total 1,007,125
Morocco  0.6%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 1,980,000
OCP SA
1,500,000 5.125%,  6/23/2051 1,098,750
1,000,000 3.750%,  6/23/2031 881,250
Total 3,960,000
Mozambique  0.2%
Mozambique Government
International Bond
1,861,000 9.000%,  9/15/2031 1,423,386
Total 1,423,386
Namibia  0.3%
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,966,400
Total 1,966,400
Netherlands  0.3%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
947,500
Principal
Amount Long-Term Fixed Income  96.9% Value
Netherlands  0.3%  - continued
Majapahit Holding BV
$ 1,000,000 7.875%,  6/29/2037 $ 1,169,683
Total 2,117,183
Nigeria  1.8%
Nigeria Government International
Bond
8,100,000 7.875%,  2/16/2032 7,017,030
2,000,000 7.375%,  9/28/2033
a
1,635,700
5,000,000 7.696%,  2/23/2038 3,886,000
Total 12,538,730
Oman  2.4%
Oman Government International
Bond
5,000,000 4.750%,  6/15/2026
a
4,971,850
3,000,000 5.625%,  1/17/2028
a
3,035,064
8,500,000 6.750%,  1/17/2048
a
8,591,222
Total 16,598,136
Pakistan  0.9%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
942,500
3,500,000 6.875%,  12/5/2027 3,073,000
3,000,000 7.375%,  4/8/2031
a
2,364,549
Total 6,380,049
Panama  2.3%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,458,927
Panama Bonos del Tesoro
2,000,000 3.362%,  6/30/2031 1,591,380
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,076,224
6,579,000 6.700%,  1/26/2036 6,338,075
2,000,000 8.000%,  3/1/2038 2,070,149
1,500,000 4.500%,  5/15/2047 982,616
Total 15,517,371
Paraguay  1.4%
Paraguay Government International
Bond
750,000 6.650%,  3/4/2055
a
741,563
4,800,000 5.400%,  3/30/2050 4,074,000
1,001,000 4.700%,  3/27/2027 996,996
1,000,000 5.850%,  8/21/2033
a
1,006,250
1,000,000 6.100%,  8/11/2044 938,750
2,000,000 5.600%,  3/13/2048
c
1,752,840
Total 9,510,399
Peru  3.2%
Corporacion Financiera de
Desarrollo SA
1,000,000 5.500%,  5/6/2030
a,e
1,002,460
Fondo Mivivienda SA
1,000,000 4.625%,  4/12/2027
a
994,595

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.9% Value
Peru  3.2%  - continued
Peru Government International
Bond
$ 9,000,000 2.783%,  1/23/2031 $ 7,958,943
1,100,000 8.750%,  11/21/2033 1,331,962
2,000,000 3.000%,  1/15/2034 1,663,700
8,500,000 3.300%,  3/11/2041 6,173,125
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,758,995
Total 21,883,780
Philippines  2.1%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,931,064
5,025,000 7.750%,  1/14/2031 5,823,443
1,625,000 6.375%,  10/23/2034 1,776,981
2,000,000 4.750%,  3/5/2035 1,946,883
2,420,000 3.950%,  1/20/2040 2,061,375
Total 14,539,746
Poland  0.8%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,509,804
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,975,217
1,000,000 5.375%,  2/12/2035 1,010,446
Total 5,495,467
Qatar  2.3%
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,068,288
3,000,000 3.250%,  6/2/2026
a
2,965,494
7,000,000 4.817%,  3/14/2049
a
6,349,980
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,203,776
Total 15,587,538
Romania  3.0%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,444,171
2,000,000 3.000%,  2/27/2027 1,912,180
6,000,000 5.250%,  11/25/2027
a
5,950,266
4,000,000 3.000%,  2/14/2031 3,329,914
2,000,000 3.625%,  3/27/2032
a,c
1,659,455
2,000,000 7.125%,  1/17/2033
a
2,019,372
1,500,000 6.375%,  1/30/2034
a
1,420,860
1,000,000 5.750%,  3/24/2035
a
886,220
1,000,000 7.500%,  2/10/2037
a
995,100
Total 20,617,538
Saudi Arabia  4.1%
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,152,965
6,300,000 3.250%,  10/26/2026
a
6,202,035
1,000,000 5.125%,  1/13/2028
a
1,015,446
4,000,000 3.625%,  3/4/2028
a
3,900,120
2,300,000 4.375%,  4/16/2029
a
2,283,102
Principal
Amount Long-Term Fixed Income  96.9% Value
Saudi Arabia  4.1%  - continued
$ 2,500,000 2.250%,  2/2/2033
a
$ 2,068,675
1,500,000 4.500%,  10/26/2046 1,212,600
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,954,150
Total 27,789,093
Senegal  0.4%
Senegal Government International
Bond
3,200,000 6.250%,  5/23/2033 2,227,968
1,000,000 6.750%,  3/13/2048 605,250
Total 2,833,218
Serbia  1.0%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,050,603
1,500,000 6.500%,  9/26/2033
a
1,547,085
3,000,000 6.000%,  6/12/2034
a
2,962,318
Total 6,560,006
South Africa  2.9%
Eskom Holdings SOC, Ltd.
6,000,000 6.350%,  8/10/2028
a
5,917,680
3,000,000 8.450%,  8/10/2028 3,060,000
South Africa Government
International Bond
2,000,000 7.100%,  11/19/2036
a
1,906,329
3,500,000 6.250%,  3/8/2041 2,905,350
2,000,000 5.375%,  7/24/2044 1,452,000
6,100,000 5.650%,  9/27/2047 4,382,240
Total 19,623,599
Sri Lanka  1.1%
Sri Lanka Government International
Bond
1,176,052 4.000%,  4/15/2028
a
1,084,743
1,243,080 3.100%,  1/15/2030
a,b
1,000,679
2,438,280 3.350%,  3/15/2033
a,b
1,688,509
1,646,400 3.600%,  6/15/2035
a,b
1,061,813
1,142,640 3.600%,  5/15/2036
a,b
794,135
2,286,240 3.600%,  2/15/2038
a,b
1,600,368
Total 7,230,247
Trinidad and Tobago  0.5%
Port of Spain Waterfront
Development
1,000,000 7.875%,  2/19/2040
a
940,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,800,000 8.875%,  10/18/2029
a
2,779,000
Total 3,719,000
Turkey  3.4%
TC Ziraat Bankasi AS
1,000,000 7.250%,  2/4/2030
a
984,150
Turkiye Government International
Bond
5,600,000 6.125%,  10/24/2028 5,511,901
3,000,000 7.125%,  2/12/2032 2,925,216
3,800,000 6.500%,  9/20/2033
c
3,519,902

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.9% Value
Turkey  3.4%  - continued
$ 1,639,000 6.875%,  3/17/2036 $ 1,531,845
4,435,000 6.750%,  5/30/2040 3,907,891
2,000,000 6.000%,  1/14/2041 1,591,976
1,000,000 4.875%,  4/16/2043 675,252
1,800,000 5.750%,  5/11/2047 1,300,547
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,536,234
Total 23,484,914
Ukraine  0.9%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,b
36,520
375,226 Zero Coupon,  2/1/2030
b
183,658
1,402,166 Zero Coupon,  2/1/2034
b
539,483
278,813 Zero Coupon,  2/1/2034
a,b
107,273
2,132,932 1.750%,  2/1/2034
b
1,063,160
409,769 1.750%,  2/1/2034
a,b
204,249
1,184,929 Zero Coupon,  2/1/2035
b
596,126
235,617 Zero Coupon,  2/1/2035
a,b
118,537
2,310,025 1.750%,  2/1/2035
b
1,136,163
546,358 1.750%,  2/1/2035
a,b
268,721
987,441 Zero Coupon,  2/1/2036
b
494,145
196,347 Zero Coupon,  2/1/2036
a,b
98,258
2,426,201 1.750%,  2/1/2036
b
1,169,875
409,769 1.750%,  2/1/2036
a,b
197,584
Total 6,213,752
United Arab Emirates  3.0%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,935,600
3,000,000 3.000%,  9/15/2051
a,c
1,968,462
3,000,000 3.125%,  5/3/2026
a
2,969,700
8,500,000 2.500%,  9/30/2029
a
7,957,037
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,811,914
United Arab Emirates Government
International Bond
1,500,000 4.050%,  7/7/2032
a
1,470,690
Total 20,113,403
United Kingdom  0.3%
NAK Naftogaz Ukraine via Kondor
Finance plc
2,335,120 7.625%,  11/8/2028
a
1,845,901
Total 1,845,901
Uruguay  2.1%
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,636,250
2,000,000 5.100%,  6/18/2050 1,832,500
9,840,312 4.375%,  1/23/2031 9,723,704
Total 14,192,454
Uzbekistan  1.1%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,055,433
1,000,000 3.700%,  11/25/2030 858,800
Principal
Amount Long-Term Fixed Income  96.9% Value
Uzbekistan  1.1%  - continued
$ 3,000,000 3.900%,  10/19/2031
a,c
$ 2,541,588
1,000,000 6.947%,  5/25/2032
a
999,754
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,806,300
Total 7,261,875
Venezuela  0.6%
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
d
810,000
10,500,000 6.000%,  11/15/2026
d
1,218,000
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
d
627,000
7,000,000 9.000%,  5/7/2023
d
1,015,000
2,500,000 11.750%,  10/21/2026
d
450,000
Total 4,120,000
Virgin Islands, British  3.8%
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,961,178
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,644,821
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,339,108
3,000,000 3.500%,  5/4/2027 2,969,233
Total 25,914,340
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 792,829
1,401,059 5.750%,  6/30/2033
b
1,216,539
Total 2,009,368
Total Long-Term Fixed Income
(cost $731,298,839) 661,766,983
Shares
Collateral Held for Securities
Loaned 2.3%
15,359,179 Thrivent Cash Management Trust 15,359,179
Total Collateral Held for
Securities Loaned
(cost $15,359,179) 15,359,179
Shares or
Principal
Amount Short-Term Investments 1.8%
State Street Institutional U.S.
Government Money Market Fund
12,082,169 4.288%
f
12,082,169
Total Short-Term Investments
(cost $12,082,169) 12,082,169
Total Investments (cost
$758,740,187) 101.0% $689,208,331
Other Assets and Liabilities,
Net (1.0%) (6,596,923)
Total Net Assets 100.0% $682,611,408

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $250,823,327 or 36.7%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2025.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 14,763,220
Total lending $14,763,220
Gross amount payable upon return of
collateral for securities loaned $15,359,179
Net amounts due to counterparty $595,959
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 12,621,195
Gross unrealized depreciation (81,601,832)
Net unrealized appreciation (depreciation) $ (68,980,637)
Cost for federal income tax purposes $ 758,188,968
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,779,000 – 2,779,000 –
Energy 17,280,282 – 17,280,282 –
Foreign Government 640,760,201 – 640,760,201 –
Utilities 947,500 – 947,500 –
Short-Term Investments 12,082,169 12,082,169 – –
Subtotal Investments in Securities $673,849,152 $12,082,169 $661,766,983 $–
Other Investments  * Total
Collateral Held for Securities Loaned 15,359,179
Subtotal Other Investments $15,359,179
Total Investments at Value $689,208,331
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Debt Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $11,834 $37,345 $49,179 $– – –%
Total Affiliated Short-Term Investments 11,834 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,780 82,178 73,599 15,359 15,359 2.3
Total Collateral Held for Securities Loaned 6,780 15,359 2.3
Total Value $18,614 $15,359
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $167
Total Income/Non Cash Income from Affiliated Investments $167
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.1% Value
Brazil  4.3%
1,473,200 Ambev SA $ 3,792,579
593,900 Banco do Brasil SA 3,018,083
278,052 Companhia Energetica de Minas
Gerais ADR 525,518
6,622 Companhia Paranaense de Energia
- COPEL ADR 48,937
317,700 Cury Construtora e Incorporadora
SA 1,534,437
101,600 Direcional Engenharia SA 647,537
260 Embraer SA ADR
a
11,945
673,393 Gerdau SA ADR 1,757,556
589,364 Itau Unibanco Holding SA ADR 3,718,887
178,800 JBS SA 1,381,528
407,800 Magazine Luiza SA 672,583
82,600 Metalurgica Gerdau SA 122,841
54,548 Petroleo Brasileiro SA ADR 615,847
557,600 Telefonica Brasil SA 2,717,675
26,500 Tupy SA 100,020
355,551 Vale SA ADR 3,310,180
Total 23,976,153
Cayman Islands  16.7%
1,038,500 3SBio, Inc.
b
1,601,239
597,500 AAC Technologies Holdings, Inc. 2,860,210
1,206,204 Alibaba Group Holding, Ltd. 18,008,663
2,099,000 China Feihe, Ltd.
b
1,586,206
650,000 China Mengniu Dairy Company,
Ltd. 1,618,924
794,500 China Resources Land, Ltd. 2,673,181
761,000 Consun Pharmaceutical Group,
Ltd. 906,297
1,614,000 Geely Automobile Holdings, Ltd. 3,388,274
1,887,000 Greentown China Holdings, Ltd. 2,407,968
272,598 JD.com, Inc. 4,438,285
1,061,500 Kingboard Holdings, Ltd. 2,851,645
229,620 Meituan
a,b
3,801,919
91,500 NetDragon Websoft Holdings, Ltd. 116,771
128,883 NU Holdings, Ltd./Cayman Islands
a
1,602,016
27,455 PDD Holdings, Inc. ADR
a
2,898,424
116,200 Pop Mart International Group, Ltd.
b
2,898,175
4,912,000 Shui On Land, Ltd. 417,519
508,900 Tencent Holdings, Ltd. 31,170,611
402,000 Tingyi (Cayman Islands) Holding
Corporation 726,145
757,200 Xiaomi Corporation
a,b
4,847,749
1,100,500 Zhongsheng Group Holdings, Ltd. 1,655,903
Total 92,476,124
Chile  0.6%
24,702 Banco de Chile ADR 729,203
18,290 Banco de Credito e Inversiones SA 724,345
358,462 Cencosud SA 1,226,559
2,738,885 Colbun SA 428,062
Total 3,108,169
China  12.5%
451,000 Anhui Conch Cement Company,
Ltd., Class H 1,270,494
225,900 Avary Holding Shenzhen Company,
Ltd. 892,381
3,848,500 BAIC Motor Corporation, Ltd.
b
946,042
1,303,700 BOE Technology Group Company,
Ltd. 689,488
6,500 BYD Company, Ltd., Class A 316,346
Shares Common Stock  97.1% Value
China  12.5%  - continued
40,500 BYD Company, Ltd., Class H $ 1,923,598
1,408,600 Changjiang Securities Company,
Ltd. 1,245,098
4,236,000 China Construction Bank
Corporation, Class H 3,479,569
497,000 China Life Insurance Company,
Ltd. 908,315
3,097,200 China Southern Airlines Company,
Ltd.
a
2,392,360
2,409,600 China Tower Corporation, Ltd.
b
3,490,250
5,792,200 China United Network
Communications, Ltd. 4,243,870
32,800 CITIC Securities Company, Ltd.,
Class A 113,051
136,000 CITIC Securities Company, Ltd.,
Class H 336,128
3,819,000 CRRC Corporation, Ltd. 2,356,895
693,700 Gree Electric Appliances, Inc. of
Zhuhai 4,352,828
74,791 Guotai Haitong Securities
Company, Ltd. 177,739
733,600 Haier Smart Home Company, Ltd.,
Class H 2,128,929
3,400 Huatai Securities Company, Ltd.,
Class A 7,522
717,600 Huatai Securities Company, Ltd.,
Class H
b
1,063,485
1,837,800 Huaxia Bank Company, Ltd. 1,840,935
210,800 Industrial and Commercial Bank of
China, Ltd., Class A 203,423
2,149,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,472,091
668,400 Inner Mongolia Yili Industrial Group
Company, Ltd. 2,738,795
158,400 Legend Holdings Corporation
a,b
157,241
2,422,000 Lenovo Group, Ltd. 2,801,230
8,700 Midea Group Company, Ltd. 88,206
485,800 New China Life Insurance
Company, Ltd. 1,774,098
6,472,000 People's Insurance Company
(Group) of China, Ltd., Class H 3,830,236
286,000 PICC Property and Casualty
Company, Ltd. 526,652
36,400 Ping An Insurance (Group)
Company of China, Ltd., Class A 254,347
1,049,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 6,281,296
2,094,200 SAIC Motor Corporation, Ltd. 4,689,545
497,600 SDIC Capital Company, Ltd. 468,801
676,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H
c
925,678
1,707,200 Sinopharm Group Company, Ltd. 4,023,441
452,900 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 1,611,701
562,000 Tong Ren Tang Technologies
Company, Ltd. 342,861
276,700 Universal Scientific Industrial
Shanghai Company, Ltd. 528,444
132,900 WuXi AppTec Company, Ltd., Class
H
b
1,027,131
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 227,268
25,700 ZTE Corporation, Class A 113,469

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.1% Value
China  12.5%  - continued
263,000 ZTE Corporation, Class H $ 776,410
Total 69,037,687
Colombia  0.6%
8,688 Bancolombia SA 103,008
77,908 Bancolombia SA ADR 3,141,251
Total 3,244,259
Cyprus  <0.1%
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  <0.1%
285 Philip Morris CR 230,555
Total 230,555
Egypt  <0.1%
64,927 Commercial International Bank
Egypt SAE GDR 101,364
Total 101,364
Greece  0.3%
74,927 HELLENiQ ENERGY Holdings SA 647,191
37,293 OPAP SA 828,620
Total 1,475,811
Hong Kong  0.4%
505,000 China Overseas Grand Oceans
Group, Ltd. 111,861
393,000 China Resources Pharmaceutical
Group, Ltd.
b
248,068
646,600 China Taiping Insurance Holdings
Company, Ltd. 895,391
1,502,000 Yuexiu Property Company, Ltd. 906,506
Total 2,161,826
Hungary  1.2%
225,600 MOL Hungarian Oil & Gas plc 1,910,314
40,793 OTP Bank Nyrt 3,013,300
62,304 Richter Gedeon Nyrt 1,889,595
Total 6,813,209
India  19.0%
99,235 Adani Power, Ltd.
a
623,540
28,825 Bajaj Auto, Ltd. 2,738,579
1,213,835 Bharat Petroleum Corporation, Ltd. 4,448,429
403,781 Bharti Airtel, Ltd. 8,906,703
508,022 Chambal Fertilisers and Chemicals,
Ltd. 4,165,249
338,251 Cipla, Ltd. 6,207,151
2,314 CRISIL, Ltd. 121,959
23,117 Cummins India, Ltd. 793,717
15,745 Eicher Motors, Ltd. 1,036,831
2,560 GE Vernova T&D India, Ltd. 47,390
85,604 HCL Technologies, Ltd. 1,587,776
122,499 HDFC Asset Management
Company, Ltd.
b
6,348,232
299,586 HDFC Bank, Ltd. 6,804,783
118,062 Hero MotoCorp, Ltd. 5,349,131
652,743 Hindalco Industries, Ltd. 4,824,397
28,790 Hindustan Aeronautics, Ltd. 1,526,692
Shares Common Stock  97.1% Value
India  19.0%  - continued
422,172 Hindustan Petroleum Corporation,
Ltd. $ 1,889,389
259,819 ICICI Bank, Ltd. ADR 8,719,526
100,469 Infosys, Ltd. ADR 1,768,255
27,532 InterGlobe Aviation, Ltd.
a,b
1,715,556
172,610 Jindal Saw, Ltd. 507,885
90,349 LT Foods, Ltd. 370,935
43,613 Lupin, Ltd. 1,084,529
40,191 Mahindra & Mahindra, Ltd. 1,392,506
20,711 Maruti Suzuki India, Ltd. 3,002,136
635 MRF, Ltd. 1,010,541
100,946 Oberoi Realty, Ltd. 1,959,632
9,827 Oil & Natural Gas Corporation, Ltd. 28,435
30,642 Orient Cement, Ltd. 126,751
4,848 Page Industries, Ltd. 2,613,705
31,021 Persistent Systems, Ltd. 1,952,299
10,841 Pidilite Industries, Ltd. 389,735
68,352 Power Finance Corporation, Ltd. 330,644
255,450 Reliance Industries, Ltd. 4,241,575
156,688 Tata Consultancy Services, Ltd. 6,395,990
372,474 Tech Mahindra, Ltd. 6,625,028
10,952 UltraTech Cement, Ltd. 1,509,214
49,755 United Spirits, Ltd. 920,065
159,305 Wipro, Ltd. ADR
c
455,612
91,233 Zydus Lifesciences, Ltd. 960,523
Total 105,501,025
Indonesia  1.0%
10,519,700 Bank Central Asia Tbk PT 5,593,226
Total 5,593,226
Kuwait  0.5%
93,035 HumanSoft Holding Company
KSCC 720,530
225,958 Kuwait Finance House KSCP 533,584
494,266 National Bank of Kuwait KSC 1,537,124
Total 2,791,238
Malaysia  0.4%
263,300 Hong Leong Bank Bhd 1,220,426
146,800 RHB Bank Bhd 226,433
1,490,100 Sime Darby Property Bhd 427,986
383,868 Sports Toto Bhd 122,449
Total 1,997,294
Mexico  1.0%
21,300 Arca Continental SAB de CV 224,323
19,875 Cemex SAB de CV ADR 122,629
31,330 Coca-Cola FEMSA SAB de CV ADR 2,949,093
100 Grupo Carso SAB de CV 695
76,800 Grupo Financiero Banorte SAB de
CV ADR 658,521
155,500 Grupo Mexico SAB de CV 806,898
4,991 Grupo Televisa SAB ADR
c
9,084
265,100 Megacable Holdings SAB de CV 644,821
Total 5,416,064
Philippines  0.1%
139,590 Bank of the Philippine Islands 349,998
Total 349,998

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.1% Value
Poland  1.5%
52,088 Asseco Poland SA $ 2,150,841
15,287 Bank Polska Kasa Opieki SA
a
766,209
30,954 Orlen SA 558,979
117,545 Powszechna Kasa Oszczednosci
Bank Polski SA 2,259,914
180,308 Powszechny Zaklad Ubezpieczen
SA 2,812,951
Total 8,548,894
Qatar  0.4%
378,839 Commercial Bank PSQC 447,894
288,338 Doha Bank QPSC 186,983
69,334 Gulf Warehousing Company 56,100
1 Ooredoo QPSC 4
48,315 Qatar Islamic Bank QPSC 280,123
267,395 Qatar National Bank QPSC 1,226,410
Total 2,197,514
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
a,d
65
56,865 GMK Norilskiy Nickel PAO ADR
a,d
6
23,359 LUKOIL PJSC
d,e
0
23,091 Mechel PJSC ADR
a,c,d
2
1,696 Novatek PJSC GDR
a,d
0
26,150 Polyus PJSC
a,d,e
0
1,260,120 Sberbank of Russia PJSC
d,e
1
67,230 Sovcomflot OAO
d,e
0
257,974 Surgutneftegas PAO ADR
a,d
26
Total 100
Saudi Arabia  2.9%
192,733 Al Rajhi Bank 5,006,811
512,872 Arab National Bank 2,941,801
3,236 Arabian Internet & Communications
Services Company 247,617
13,164 Eastern Province Cement Company 117,970
18,939 Riyad Bank 155,475
21,289 Riyadh Cement Company 192,688
243,745 Saudi Arabian Oil Company
b
1,647,960
88,896 Saudi National Bank 847,003
356,229 Saudi Telecom Company 4,522,601
11,730 Theeb Rent A Car Company 208,949
Total 15,888,875
South Africa  2.7%
192,818 Absa Group, Ltd. 1,779,503
221,379 AECI, Ltd. 1,221,640
8,214 Anglo American Platinum, Ltd. 281,280
658 Capitec Bank Holdings, Ltd. 122,129
30,182 Coronation Fund Managers, Ltd. 61,925
227,790 DataTec, Ltd. 708,975
152,494 FirstRand, Ltd. 597,066
32,211 Gold Fields, Ltd. ADR 726,036
134,405 Harmony Gold Mining Company,
Ltd. ADR 2,138,384
23,383 Kumba Iron Ore, Ltd.
c
406,661
8,165 Naspers, Ltd. 2,146,924
61,120 Nedbank Group, Ltd. 832,786
714,889 Pepkor Holdings, Ltd.
b
1,034,884
217,069 Standard Bank Group 2,710,792
31,218 Vodacom Group 230,989
Total 14,999,974
Shares Common Stock  97.1% Value
South Korea  6.5%
7,963 Caregen Company, Ltd. $ 133,391
6,685 CJ Corporation 584,360
22,819 Green Cross Holdings Corporation 224,607
66,311 GS Holdings Corporation 1,803,075
18,079 HD Hyundai Company, Ltd. 999,861
29,213 Kangwon Land, Inc. 333,471
22,498 KEPCO Plant Service &
Engineering Company, Ltd. 695,013
61,634 KT&G Corporation 4,974,744
46,534 LG Uplus Corporation 392,914
2,715 PharmaResearch Company, Ltd. 719,120
6,755 Samsung Biologics Company,
Ltd.
a,b
4,999,167
22,598 Samsung C&T Corporation 1,944,770
277,685 Samsung Electronics Company,
Ltd. 10,834,585
25,698 SD Biosensor, Inc. 169,910
16,453 SK Hynix, Inc. 2,052,892
51,522 SK Telecom Company, Ltd. 1,968,490
623 SK, Inc. 57,983
38,930 Yuhan Corporation 3,119,777
Total 36,008,130
Taiwan  18.4%
42,000 Acter Group Corporation, Ltd. 528,706
183,000 Arcadyan Technology Corporation 1,354,197
3,215,000 Asia Cement Corporation 4,528,474
52,000 Asustek Computer, Inc. 950,919
1,081,000 Cheng Shin Rubber Industry
Company, Ltd. 1,669,622
543,000 Chipbond Technology Corporation 1,079,661
9,576 Chunghwa Telecom Company, Ltd.
ADR 387,254
1,128,000 Compal Electronics, Inc. 971,966
501,000 Delta Electronics, Inc. 5,249,581
57,000 Dynapack International Technology
Corporation
a
309,958
403,000 Far Eastern New Century
Corporation 414,706
264,000 Far EasTone Telecommunications
Company, Ltd. 707,931
472,000 Feng Hsin Steel Company, Ltd. 887,973
16,000 Fusheng Precision Company, Ltd. 178,475
821,000 Hon Hai Precision Industry
Company, Ltd. 3,657,799
494,000 Lite-On Technology Corporation 1,493,968
184,000 MediaTek, Inc. 7,818,731
1,533,000 Pegatron Corporation 3,895,006
778,000 Pou Chen Corporation 801,160
46,000 Quanta Computer, Inc.
a
345,584
905,000 Synnex Technology International
Corporation 2,007,777
112,000 Systex Corporation 423,218
2,151,674 Taichung Commercial Bank
Company, Ltd. 1,334,469
689,000 Taiwan Mobile Company, Ltd. 2,446,301
30,000 Taiwan Secom Company, Ltd. 107,657
1,853,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 52,503,929
257,164 Topco Scientific Company, Ltd. 1,975,445
1,463,000 Uni-President Enterprises
Corporation 3,515,828
156,000 Wah Lee Industrial Corporation 464,408

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.1% Value
Taiwan  18.4%  - continued
172,636 Yuanta Financial Holding Company,
Ltd. $ 169,142
Total 102,179,845
Thailand  3.1%
584,800 Advanced Info Service pcl NVDR 5,158,333
1,251,400 Cal-Comp Electronics Thailand pcl
ADR 223,769
2,144,100 Charoen Pokphand Foods pcl
NVDR 1,698,304
1,177,400 Kasikornbank pcl NVDR 5,622,660
3,606,900 Krung Thai Bank pcl NVDR 2,353,710
475,800 SCB X pcl NVDR 1,695,410
100 Tisco Financial Group pcl
d
294
862,200 True Corporation pcl ADR
a
312,146
Total 17,064,626
Turkey  0.6%
2,175,116 Dogan Sirketler Grubu Holding AS 883,613
359,154 Turk Hava Yollari Anonim Ortakligi
a
2,664,896
Total 3,548,509
United Arab Emirates  2.3%
76,465 Abu Dhabi Commercial Bank PJSC 242,306
709,633 Abu Dhabi National Oil Company
for Distribution PJSC 651,206
1,573,560 Dubai Islamic Bank PJSC 3,241,994
1,161,457 Emaar Properties PJSC 4,150,180
568,459 Emirates NBD Bank PJSC 3,181,369
319,041 First Abu Dhabi Bank PJSC 1,305,392
Total 12,772,447
United Kingdom  0.1%
19,508 AngloGold Ashanti plc 812,157
Total 812,157
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $478,641,103) 538,295,073
Shares Preferred Stock 1.8%
Brazil  0.6%
586,600 Companhia de Sanena do Parana 626,379
519,600 Petroleo Brasileiro SA 2,750,374
Total 3,376,753
Russian Federation  <0.1%
2,930,700 Surgutneftegas PAO
d,e
4
65,200 Transneft PJSC
d,e
0
Total 4
South Korea  1.2%
14,053 Hyundai Motor Company, 2nd
Preferred 1,508,582
26,830 Hyundai Motor Company, Preferred 2,827,695
Shares Preferred Stock  1.8% Value
South Korea  1.2%  - continued
70,668 Samsung Electronics Company,
Ltd. $ 2,332,797
Total 6,669,074
Total Preferred Stock
(cost $13,975,391) 10,045,831
Shares
Collateral Held for Securities
Loaned 0.2%
1,233,178 Thrivent Cash Management Trust 1,233,178
Total Collateral Held for
Securities Loaned
(cost $1,233,178) 1,233,178
Shares or
Principal
Amount Short-Term Investments 1.0%
Federal Home Loan Bank Discount
Notes
600,000 4.238%,  5/28/2025
f,g
598,026
100,000 4.255%,  6/4/2025
f,g
99,594
Federal National Mortgage
Association Discount Notes
300,000 4.145%,  6/24/2025
f,g
298,084
State Street Institutional U.S.
Government Money Market Fund
4,438,873 4.288%
f
4,438,873
Total Short-Term Investments
(cost $5,434,699) 5,434,577
Total Investments (cost
$499,284,371) 100.1% $555,008,659
Other Assets and Liabilities,
Net (0.1%) (813,867)
Total Net Assets 100.0% $554,194,792
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $37,413,304 or 6.8% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 1,167,246
Total lending $1,167,246
Gross amount payable upon return of
collateral for securities loaned $1,233,178
Net amounts due to counterparty $65,932
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $79,525,035
Gross unrealized depreciation (36,638,900)
Net unrealized appreciation (depreciation) $42,886,135
Cost for federal income tax purposes $512,176,411

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 67,654,016 396,338 67,257,678 0
Consumer Discretionary 80,904,077 2,898,424 78,005,653 –
Consumer Staples @ 27,954,583 2,949,093 25,005,490 0
Energy @ 16,988,071 615,847 16,372,133 91
Financials 115,656,612 18,012,247 97,644,070 295
Health Care 28,582,485 – 28,582,485 –
Industrials 18,011,485 11,945 17,999,540 –
Information Technology 137,635,754 2,223,867 135,411,887 –
Materials @ 30,227,100 8,054,785 22,172,307 8
Real Estate 13,054,833 – 13,054,833 –
Utilities 1,626,057 574,455 1,051,602 –
Preferred Stock
Consumer Discretionary 4,336,277 – 4,336,277 –
Energy @ 2,750,378 – 2,750,374 4
Information Technology 2,332,797 – 2,332,797 –
Utilities 626,379 – 626,379 –
Short-Term Investments 5,434,577 4,438,873 995,704 –
Subtotal Investments in Securities $553,775,481 $40,175,874 $513,599,209 $398
Other Investments  * Total
Collateral Held for Securities Loaned 1,233,178
Subtotal Other Investments $1,233,178
Total Investments at Value $555,008,659
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 53,887 53,887 – –
Total Asset Derivatives $53,887 $53,887 $– $–
The following table presents Core Emerging Markets Equity Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling
$995,704 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 350 June 2025 $ 19,371,113 $ 53,887
Total Futures Long Contracts $ 19,371,113 $ 53,887
Total Futures Contracts $ 19,371,113 $53,887

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Core Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 53,887
Total Equity Contracts 53,887
Total Asset Derivatives $53,887
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for Core
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 250,532
Total Equity Contracts
250,532
Total $250,532
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Core Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (338,190)
Total Equity Contracts (338,190)
Total ($338,190)
The following table presents Core Emerging Markets Equity Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $18,751,299

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $4,565 $42,469 $47,034 $– – –%
Total Affiliated Short-Term Investments 4,565 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,190 13,008 15,965 1,233 1,233 0.2
Total Collateral Held for Securities Loaned 4,190 1,233 0.2
Total Value $8,755 $1,233
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $63
Total Income/Non Cash Income from Affiliated Investments $63
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.5% Value
Australia  6.7%
247,711 APA Group $ 1,303,448
48,761 Aristocrat Leisure, Ltd. 2,082,534
130,595 Australia and New Zealand
Banking Group, Ltd. 2,497,269
229,254 BHP Group, Ltd. 5,463,954
142,052 Brambles, Ltd. 1,866,797
10,545 Breville Group, Ltd. 193,346
30,792 Coles Group, Ltd. 418,149
53,337 Commonwealth Bank of Australia 5,685,139
11,898 Computershare, Ltd. 310,911
19,498 CSL, Ltd. 3,129,678
41,357 Deterra Royalties, Ltd. 96,426
58,357 DEXUS Property Group 280,908
206 HUB24, Ltd. 9,517
320,490 Insurance Australia Group, Ltd. 1,683,363
19,892 JB Hi-Fi, Ltd. 1,318,197
84,665 National Australia Bank, Ltd. 1,954,972
6,682 Netwealth Group, Ltd. 120,056
40,437 Northern Star Resources, Ltd. 496,715
9,015 Pro Medicus, Ltd. 1,321,871
285,328 QBE Insurance Group, Ltd. 3,943,207
35,849 Rio Tinto, Ltd. 2,682,119
57,146 Technology One, Ltd. 1,103,041
540,732 Telstra Corporation, Ltd. 1,560,603
26,306 Wesfarmers, Ltd. 1,317,830
95,353 Westpac Banking Corporation 2,000,997
Total 42,841,047
Belgium  0.5%
689 Ackermans & van Haaren NV 168,521
46,887 Anheuser-Busch InBev NV 3,090,272
Total 3,258,793
Bermuda  0.4%
54,000 Hongkong Land Holdings, Ltd. 264,276
38,700 Jardine Matheson Holdings, Ltd. 1,719,638
195,000 Yue Yuen Industrial Holdings, Ltd. 279,961
Total 2,263,875
Cayman Islands  0.1%
851,000 WH Group, Ltd.
a
760,970
Total 760,970
Denmark  2.0%
219 A.P. Moller - Maersk AS, Class A 374,284
2,514 A.P. Moller - Maersk AS, Class B
b
4,328,821
112,761 Novo Nordisk AS 7,539,377
3,519 Pandora AS 523,849
Total 12,766,331
Finland  0.5%
201,647 Fortum Oyj 3,380,922
Total 3,380,922
France  10.0%
29,894 Air Liquide SA 6,142,561
90,239 BNP Paribas SA 7,645,898
44,245 Compagnie de Saint-Gobain SA 4,810,225
80,153 Compagnie Generale des
Etablissements Michelin SCA 2,930,851
451,803 Credit Agricole SA 8,474,277
44,383 Danone SA 3,818,996
Shares Common Stock  98.5% Value
France  10.0%  - continued
424,275 Engie SA $ 8,769,048
1,109 Hermes International SCA 3,049,946
9,356 Ipsos SA 442,956
14,181 Legrand SA 1,558,489
4,291 LVMH Moet Hennessy Louis Vuitton
SE 2,376,909
10,009 Renault SA 531,589
18,126 Safran SA 4,823,680
34,560 Schneider Electric SE 8,074,793
1,256 Wendel SA 123,498
Total 63,573,716
Germany  10.0%
14,508 Adidas AG 3,338,167
34,123 Allianz SE 14,112,467
68,299 Deutsche Bank AG 1,790,822
35,682 Deutsche Boerse AG 11,492,947
190,396 Deutsche Telekom AG 6,838,548
80,760 E.ON SE 1,412,458
14,521 Fresenius Medical Care AG 738,764
18,393 Heidelberg Materials AG 3,677,005
2,847 Rheinmetall AG 4,848,588
40,001 SAP SE 11,703,830
7,572 Siemens AG 1,743,537
20,105 Siemens Energy AG
c
1,551,777
Total 63,248,910
Hong Kong  1.4%
714,000 CK Hutchison Holdings, Ltd. 4,026,303
295,000 Henderson Land Development
Company, Ltd. 836,602
530,400 Link REIT 2,483,257
160,500 Sun Hung Kai Properties, Ltd. 1,522,569
Total 8,868,731
Ireland  0.2%
202,273 AIB Group plc 1,359,488
Total 1,359,488
Israel  1.1%
11,942 Bank Hapoalim BM 175,172
87,724 Bank Leumi Le-Israel BM 1,245,772
20,532 Check Point Software Technologies,
Ltd.
c
4,508,006
2,100 Nova, Ltd.
c
405,453
14,047 Plus500, Ltd. 575,816
Total 6,910,219
Italy  3.3%
11,513 ACEA SPA 270,471
837,076 Banca Monte dei Paschi di Siena
SPA 7,078,961
32,139 Buzzi SPA 1,684,179
47,815 Enel SPA 414,506
150,010 Eni SPA 2,148,372
375,961 Italgas SPA 3,088,902
37,082 Leonardo SPA 1,927,829
153,377 Pirelli & C. SPA
a
948,252
56,927 Recordati SPA 3,359,165
Total 20,920,637

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.5% Value
Japan  21.6%
45,100 Advantest Corporation $ 1,886,801
4,000 Ain Holdings, Inc. 154,177
98,600 Amada Company, Ltd. 987,285
13,600 Arcs Company, Ltd. 273,615
141,900 Dai Nippon Printing Company, Ltd. 1,977,907
52,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 375,463
8,600 Daiichi Sankyo Company, Ltd. 219,993
305,000 Daiwa Securities Group, Inc. 2,005,658
4,900 DISCO Corporation 948,050
3,100 Fast Retailing Company, Ltd. 1,019,729
17,100 FUJIFILM Holdings NPV 350,249
8,700 Fujitsu, Ltd. 193,275
20,100 Heiwa Corporation 312,873
135,700 Hitachi, Ltd. 3,353,895
368,200 Honda Motor Company, Ltd. 3,746,340
25,900 Hoya Corporation 3,047,554
52,000 Inaba Denki Sangyo Company, Ltd. 1,369,846
25,400 ITOCHU Corporation 1,299,031
296,700 Japan Post Holdings Company,
Ltd. 2,884,003
1,300 Japan Post Insurance Company,
Ltd. 26,134
148,100 Japan Tobacco, Inc. 4,562,672
93,900 Kawasaki Kisen Kaisha, Ltd. 1,287,774
99,100 KDDI Corporation 1,756,411
6,400 Keyence Corporation 2,675,786
6,800 Komatsu, Ltd. 196,653
272,500 Kyocera Corporation 3,229,597
46,500 Kyoei Steel, Ltd. 655,433
14,300 MEITEC Group Holdings, Inc. 293,516
244,400 Mitsubishi Corporation 4,640,321
18,600 Mitsubishi Electric Corporation 359,825
12,900 Mitsubishi Gas Chemical Company,
Inc. 196,550
350,400 Mitsubishi HC Capital, Inc. 2,478,780
71,400 Mitsubishi Heavy Industries, Ltd. 1,407,497
539,500 Mitsubishi UFJ Financial Group,
Inc. 6,797,230
90,800 Mitsui & Company, Ltd. 1,836,078
159,200 Mizuho Financial Group, Inc. 3,980,419
33,600 MS and AD Insurance Group
Holdings, Inc. 763,722
141,900 Murata Manufacturing Company,
Ltd. 2,021,587
121,800 NEC Corporation 2,964,956
26,300 Nintendo Company, Ltd. 2,183,426
4,448,300 Nippon Telegraph and Telephone
Corporation 4,649,706
7,000 Nippon Television Holdings, Inc. 162,106
35,000 Nippon Yusen Kabushiki Kaisha 1,143,552
3,600 Nishimatsu Construction Company,
Ltd. 133,946
683,000 Nissan Motor Company, Ltd.
c
1,625,970
20,100 Nitto Kogyo Corporation 421,958
74,100 Nomura Holdings, Inc. 413,001
16,100 NS Solutions Corporation 381,969
7,800 NSD Company, Ltd. 183,631
99,500 NTT Data Group Corporation 1,976,109
93,000 Ono Pharmaceutical Company, Ltd. 1,070,517
33,700 Otsuka Corporation 747,435
7,200 Rakuten Bank, Ltd.
c
302,815
68,200 Recruit Holdings Company, Ltd. 3,779,323
7,400 Renesas Electronics Corporation 86,841
63,900 Rohm Company, Ltd. 581,809
Shares Common Stock  98.5% Value
Japan  21.6%  - continued
2,700 Sankyu, Inc. $ 118,168
21,000 Sanrio Company, Ltd. 836,771
38,700 SCSK Corporation 1,012,215
63,300 Secom Company, Ltd. 2,327,568
139,100 Sekisui House, Ltd. 3,197,937
28,600 Shin-Etsu Chemical Company, Ltd. 870,341
24,000 SoftBank Group Corporation 1,213,672
15,200 Sojitz Corporation 359,599
302,300 Sony Group Corporation 7,975,520
133,200 Sumitomo Corporation 3,252,263
132,900 Sumitomo Mitsui Financial Group,
Inc. 3,170,624
16,200 Taiyo Holdings Company, Ltd. 599,789
168,200 Takeda Pharmaceutical Company,
Ltd. 5,087,819
61,700 Terumo Corporation 1,180,984
36,900 Toagosei Company, Ltd. 347,170
49,500 Tokio Marine Holdings, Inc. 1,984,078
16,800 Tokyo Electron, Ltd. 2,501,493
83,600 TOPPAN Holdings, Inc. 2,346,867
444,800 Toyota Motor Corporation 8,495,422
57,900 Tsubakimoto Chain Company 703,388
60,600 TV Asahi Holdings Corporation 1,102,244
15,700 Yamada Holdings Company, Ltd. 50,598
9,600 Yuasa Trading Company, Ltd. 293,786
Total 137,409,115
Luxembourg  0.3%
45,433 Aroundtown SA
c
135,736
2,635 Spotify Technology SA
c
1,617,837
Total 1,753,573
Netherlands  5.2%
19,308 Airbus SE 3,276,383
12,441 ASML Holding NV 8,328,522
2,967 Euronext NV
a
495,925
3,111 Ferrari NV 1,424,155
304,289 Koninklijke Ahold Delhaize NV 12,493,813
17,970 Koninklijke Vopak NV 743,071
242,542 MFE-MediaForEurope NV 882,193
38,184 NN Group NV 2,341,457
18,487 Prosus NV 866,755
25,192 SBM Offshore NV 529,638
15,980 SBM Offshore NV, DRIP
c,d
2
8,460 Wolters Kluwer NV 1,493,688
Total 32,875,602
New Zealand  <0.1%
50,557 Contact Energy, Ltd. 266,334
Total 266,334
Norway  0.8%
149,359 DNB Bank ASA 3,733,694
2,467 Equinor ASA 55,842
9,766 Kongsberg Gruppen ASA 1,573,389
Total 5,362,925
Singapore  1.6%
44,300 City Developments, Ltd. 168,674
25,900 ComfortDelGro Corporation, Ltd. 30,385
158,020 DBS Group Holdings, Ltd. 5,133,946
236,200 Singapore Exchange, Ltd. 2,598,403

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.5% Value
Singapore  1.6%  - continued
132,200 Singapore Technologies
Engineering, Ltd. $ 750,664
818,900 Yangzijiang Shipbuilding Holdings,
Ltd.
c
1,402,746
Total 10,084,818
Spain  2.4%
746 Aena SME SA
a
187,407
455,136 Banco Bilbao Vizcaya Argentaria
SA 6,246,302
805,650 Banco Santander SA
b
5,672,464
23,102 Industria de Diseno Textil SA 1,242,308
46,095 Logista Integral SA 1,575,909
971 Vidrala SA 105,837
Total 15,030,227
Sweden  3.5%
43,206 AB Industrivarden, Class A 1,518,349
7,822 Alfa Laval AB 324,424
115,653 Assa Abloy AB 3,510,529
336,414 Atlas Copco AB, Class A 5,207,251
20,067 Atlas Copco AB, Class B 278,645
129,622 Granges AB 1,619,061
58,895 Hexpol AB 512,120
286,989 Investor AB, Class B 8,503,044
110,741 SSAB AB, Class A 699,754
37,730 SSAB AB, Class B 234,526
7,065 Svolder AB 41,807
Total 22,449,510
Switzerland  12.1%
176,058 ABB, Ltd. 9,297,754
10,349 Compagnie Financiere Richemont
SA 1,828,722
2,099 Givaudan SA 10,126,335
70,387 Holcim AG 7,865,605
49,507 Nestle SA 5,269,396
156,554 Novartis AG 17,856,128
6,441 PSP Swiss Property AG 1,146,953
51,527 Roche Holding AG, Participation
Certificates 16,848,634
3,963 Swiss Prime Site AG 558,807
187,677 UBS Group AG 5,697,004
601 Zurich Insurance Group AG 426,272
Total 76,921,610
United Kingdom  14.8%
65,572 AstraZeneca plc 9,394,240
576,773 Auto Trader Group plc
a
6,479,929
26,111 BAE Systems plc 605,319
1,492,238 Barclays plc 5,944,515
10,772 British American Tobacco plc 469,208
940,802 Centrica plc 2,014,278
164,501 Compass Group plc 5,546,095
41,754 Evraz plc
c,d
6
35,036 Haleon plc 176,296
12,462 Halma plc 459,991
284,743 HSBC Holdings plc 3,174,122
141,425 Imperial Brands plc 5,803,069
59,098 MONY Group plc 159,946
35,085 Next plc 5,788,175
9,477 Paragon Banking Group plc 107,062
214,144 RELX plc 11,686,885
Shares Common Stock  98.5% Value
United Kingdom  14.8%  - continued
40,207 Rio Tinto plc $ 2,395,900
188,698 Rolls-Royce Holdings plc 1,910,082
546,480 Shell plc 17,635,778
2,236,190 Tesco plc 11,066,861
5,446 Unilever plc 346,744
2,552,971 Vodafone Group plc 2,508,792
29,037 Zigup plc 121,243
Total 93,794,536
Total Common Stock
(cost $516,872,791) 626,101,889
Shares
Collateral Held for Securities
Loaned 1.0%
6,422,430 Thrivent Cash Management Trust 6,422,430
Total Collateral Held for
Securities Loaned
(cost $6,422,430) 6,422,430
Shares Preferred Stock <0.1%
Germany  <0.1%
4,137 Porsche Automobil Holding SE 170,572
Total 170,572
Total Preferred Stock
(cost $178,778) 170,572
Shares or
Principal
Amount Short-Term Investments 0.6%
Federal Home Loan Bank Discount
Notes
200,000 4.205%,  5/23/2025
e,f
199,459
200,000 4.230%,  5/30/2025
e,f
199,295
100,000 4.203%,  6/6/2025
e,f
99,570
100,000 4.215%,  7/16/2025
e,f
99,115
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.130%,  7/14/2025
e,f
99,138
Federal National Mortgage
Association Discount Notes
200,000 4.145%,  6/24/2025
e,f
198,723
State Street Institutional U.S.
Government Money Market Fund
2,805,991 4.288%
e
2,805,991
Total Short-Term Investments
(cost $3,701,393) 3,701,291
Total Investments (cost
$527,175,392) 100.1% $636,396,182
Other Assets and Liabilities,
Net (0.1%) (800,866)
Total Net Assets 100.0% $635,595,316

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $8,872,483 or 1.4% of
total net assets.
b All or a portion of the security is on loan.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 30, 2025:
Securities Lending Transactions
Common Stock $ 5,902,819
Total lending $5,902,819
Gross amount payable upon return of
collateral for securities loaned $6,422,430
Net amounts due to counterparty $519,611
Definitions:
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 110,259,687
Gross unrealized depreciation (8,013,234)
Net unrealized appreciation (depreciation) $ 102,246,453
Cost for federal income tax purposes $ 534,866,533

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 31,558,369 1,617,837 29,940,532 –
Consumer Discretionary 62,848,801 – 62,848,801 –
Consumer Staples 48,527,942 – 48,527,942 –
Energy 21,112,703 – 21,112,701 2
Financials 148,785,931 – 148,785,931 –
Health Care 70,971,020 – 70,971,020 –
Industrials 119,256,942 – 119,256,942 –
Information Technology 48,250,646 4,508,006 43,742,640 –
Materials 46,471,386 – 46,471,380 6
Real Estate 7,397,782 – 7,397,782 –
Utilities 20,920,367 – 20,920,367 –
Preferred Stock
Consumer Discretionary 170,572 – 170,572 –
Short-Term Investments 3,701,291 2,805,991 895,300 –
Subtotal Investments in Securities $629,973,752 $8,931,834 $621,041,910 $8
Other Investments  * Total
Collateral Held for Securities Loaned 6,422,430
Subtotal Other Investments $6,422,430
Total Investments at Value $636,396,182
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 716,804 716,804 – –
Total Asset Derivatives $716,804 $716,804 $– $–

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Core International Equity Fund's futures contracts held as of April 30, 2025. Investments and/or cash totaling
$895,300 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 136 June 2025 $ 16,247,156 $ 716,804
Total Futures Long Contracts $ 16,247,156 $ 716,804
Total Futures Contracts $ 16,247,156 $716,804
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2025, for Core International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 716,804
Total Equity Contracts 716,804
Total Asset Derivatives $716,804
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2025, for Core
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,669,546
Total Equity Contracts
2,669,546
Total $2,669,546
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2025, for Core International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,151,331
Total Equity Contracts 1,151,331
Total $1,151,331
The following table presents Core International Equity Fund's average volume of derivative activity during the period ended April 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $33,216,905
Foreign Exchange Contracts
Futures - Long 15,854,350

International Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core International Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $950 $59,713 $60,663 $– – –%
Total Affiliated Short-Term Investments 950 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   137 29,976 23,691 6,422 6,422 1.0
Total Collateral Held for Securities Loaned 137 6,422 1.0
Total Value $1,087 $6,422
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $ – $211
Total Income/Non Cash Income from Affiliated
Investments $211
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total Value $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.6% Value
Communications Services  6.6%
441 Alphabet, Inc., Class C $ 70,952
5,415 AT&T, Inc. 149,996
3,373 Comcast Corporation 115,357
1,925 Electronic Arts, Inc. 279,298
205 Meta Platforms, Inc. 112,545
2,103 T-Mobile US, Inc. 519,336
11,108 Verizon Communications, Inc. 489,418
Total 1,736,902
Consumer Discretionary  5.7%
43 AutoZone, Inc.
a
161,792
158 Home Depot, Inc. 56,957
1,546 McDonald's Corporation 494,179
46 MercadoLibre, Inc.
a
107,219
349 O'Reilly Automotive, Inc.
a
493,905
442 TJX Companies, Inc. 56,877
874 Yum! Brands, Inc. 131,484
Total 1,502,413
Consumer Staples  9.6%
5,073 Altria Group, Inc. 300,068
637 Church & Dwight Company, Inc. 63,279
1,964 Coca-Cola Company 142,488
2,393 Colgate-Palmolive Company 220,611
1,085 General Mills, Inc. 61,563
682 Hershey Company 114,024
2,818 Keurig Dr Pepper, Inc. 97,475
1,236 Kimberly-Clark Corporation 162,880
1,238 Kroger Company 89,396
2,401 Mondelez International, Inc. 163,580
1,361 PepsiCo, Inc. 184,524
531 Philip Morris International, Inc. 90,992
1,954 Procter & Gamble Company 317,662
1,773 Tyson Foods, Inc. 108,578
4,288 Walmart, Inc. 417,008
Total 2,534,128
Energy  2.4%
1,430 Baker Hughes Company 50,622
534 Cheniere Energy, Inc. 123,413
523 Diamondback Energy, Inc. 69,041
651 Exxon Mobil Corporation 68,765
2,240 Kinder Morgan, Inc. 58,912
1,290 Schlumberger NV 42,892
272 Targa Resources Corporation 46,485
3,077 Williams Companies, Inc. 180,220
Total 640,350
Financials  17.8%
846 Arch Capital Group, Ltd. 76,715
1,243 Arthur J. Gallagher & Company 398,618
882 Berkshire Hathaway, Inc.
a
470,326
2,720 Brown & Brown, Inc. 300,832
1,738 Cboe Global Markets, Inc. 385,488
1,759 Chubb, Ltd. 503,215
1,182 CME Group, Inc. 327,509
46 First Citizens BancShares, Inc./NC 81,840
1,075 Fiserv, Inc.
a
198,413
1,410 Hartford Insurance Group, Inc. 172,965
829 Intercontinental Exchange, Inc. 139,247
847 Loews Corporation 73,545
1,829 Marsh & McLennan Companies,
Inc. 412,385
Shares Common Stock  99.6% Value
Financials  17.8% - continued
603 Mastercard, Inc. $ 330,480
1,824 Progressive Corporation 513,894
493 Tradeweb Markets, Inc. 68,182
619 Travelers Companies, Inc. 163,496
229 Visa, Inc. 79,120
Total 4,696,270
Health Care  15.9%
975 Abbott Laboratories 127,481
1,461 AbbVie, Inc. 285,041
834 Amgen, Inc. 242,628
236 Becton, Dickinson and Company 48,873
4,245 Boston Scientific Corporation
a
436,683
2,028 Bristol-Myers Squibb Company 101,806
366 Cencora, Inc. 107,117
174 Cigna Group 59,167
252 Elevance Health, Inc. 105,986
382 Eli Lilly & Company 343,399
1,635 Exelixis, Inc.
a
64,010
3,261 Gilead Sciences, Inc. 347,427
1,060 Incyte Corporation
a
66,420
2,188 Johnson & Johnson 342,006
456 McKesson Corporation 325,032
1,787 Medtronic plc 151,466
3,560 Merck & Company, Inc. 303,312
96 Regeneron Pharmaceuticals, Inc. 57,481
105 Thermo Fisher Scientific, Inc. 45,045
647 UnitedHealth Group, Inc. 266,202
634 Vertex Pharmaceuticals, Inc.
a
323,023
144 Waters Corporation
a
50,073
Total 4,199,678
Industrials  9.7%
757 Automatic Data Processing, Inc. 227,554
2,113 Copart, Inc.
a
128,956
3,140 CSX Corporation 88,140
457 Expeditors International of
Washington, Inc. 50,229
659 Graco, Inc. 53,781
501 Howmet Aerospace, Inc. 69,429
329 IDEX Corporation 57,236
558 Lockheed Martin Corporation 266,585
354 Northrop Grumman Corporation 172,221
604 Paychex, Inc. 88,860
1,428 Pentair plc 129,562
1,376 Republic Services, Inc. 345,032
742 Uber Technologies, Inc.
a
60,109
565 Veralto Corporation 54,184
242 Verisk Analytics, Inc. 71,736
1,492 Waste Connections, Inc. 294,864
1,783 Waste Management, Inc. 416,081
Total 2,574,559
Information Technology  23.7%
753 Accenture plc 225,260
233 Adobe, Inc.
a
87,370
666 Akamai Technologies, Inc.
a
53,666
5,052 Amphenol Corporation 388,751
1,531 Apple, Inc. 325,337
720 Arista Networks, Inc.
a
59,234
281 Broadcom, Inc. 54,084
350 Cadence Design Systems, Inc.
a
104,209
316 CDW Corporation 50,737
9,090 Cisco Systems, Inc. 524,766

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.6% Value
Information Technology  23.7% - continued
498 CommVault Systems, Inc.
a
$ 83,231
330 F5, Inc.
a
87,364
50 Fair Isaac Corporation
a
99,484
1,308 Fortinet, Inc.
a
135,718
2,617 Gen Digital, Inc. 67,702
919 GoDaddy, Inc.
a
173,075
1,395 International Business Machines
Corporation 337,339
619 Keysight Technologies, Inc.
a
90,003
1,581 Microsoft Corporation 624,906
1,250 Motorola Solutions, Inc. 550,487
843 NVIDIA Corporation 91,820
1,284 Oracle Corporation 180,684
341 PTC, Inc.
a
52,845
811 Roper Industries, Inc. 454,225
511 Salesforce, Inc. 137,311
165 ServiceNow, Inc.
a
157,577
873 TE Connectivity plc 127,790
290 Teledyne Technologies, Inc.
a
135,149
1,278 Texas Instruments, Inc. 204,544
182 Tyler Technologies, Inc.
a
98,881
1,550 VeriSign, Inc.
a
437,286
264 Workday, Inc.
a
64,680
Total 6,265,515
Materials  0.7%
1,185 Corteva, Inc. 73,458
120 Linde plc 54,388
1,250 Newmont Corporation 65,850
Total 193,696
Real Estate  0.5%
7,221 Sabra Health Care REIT, Inc. 128,895
Total 128,895
Utilities  7.0%
5,074 AES Corporation 50,740
1,940 American Electric Power
Company, Inc. 210,180
2,372 American Water Works Company,
Inc. 348,708
546 Consolidated Edison, Inc. 61,561
1,105 Duke Energy Corporation 134,832
1,291 Evergy, Inc. 89,208
1,864 National Fuel Gas Company 143,118
9,048 PG&E Corporation 149,473
2,293 Portland General Electric
Company 96,581
955 Southern Company 87,755
5,578 UGI Corporation 182,903
576 WEC Energy Group, Inc. 63,083
3,403 Xcel Energy, Inc. 240,592
Total 1,858,734
Total Common Stock
(cost $19,324,367) 26,331,140
Shares or
Principal
Amount Short-Term Investments 0.4% Value
State Street Institutional U.S.
Government Money Market
Fund
105,552 4.288%
b
$ 105,552
Total Short-Term Investments
(cost $105,552) 105,552
Total Investments (cost
$19,429,919) 100.0% $26,436,692
Other Assets and Liabilities, Net
(<0.1%) (5,035)
Total Net Assets 100.0% $26,431,657
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $7,013,890
Gross unrealized depreciation (236,161)
Net unrealized appreciation (depreciation) $6,777,729
Cost for federal income tax purposes $19,658,963

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,736,902 1,736,902 – –
Consumer Discretionary 1,502,413 1,502,413 – –
Consumer Staples 2,534,128 2,534,128 – –
Energy 640,350 640,350 – –
Financials 4,696,270 4,696,270 – –
Health Care 4,199,678 4,199,678 – –
Industrials 2,574,559 2,574,559 – –
Information Technology 6,265,515 6,265,515 – –
Materials 193,696 193,696 – –
Real Estate 128,895 128,895 – –
Utilities 1,858,734 1,858,734 – –
Short-Term Investments 105,552 105,552 – –
Subtotal Investments in Securities $26,436,692 $26,436,692 $– $–
Total Investments at Value $26,436,692
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Low Volatility Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $108 $168 $276 $– – –%
Total Affiliated Short-Term Investments 108 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 68 68 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $108 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $2
Total Income/Non Cash Income from Affiliated Investments $2
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.6% Value
Communications Services  2.8%
134,835 Imax Corporation
a
$ 3,280,536
133,122 Verizon Communications, Inc. 5,865,355
327,281 Warner Brothers Discovery, Inc.
a
2,837,526
Total 11,983,417
Consumer Discretionary  8.2%
95,857 Columbia Sportswear Company 5,959,430
83,886 D.R. Horton, Inc. 10,598,157
101,218 Gildan Activewear, Inc. 4,668,174
144,050 Six Flags Entertainment
Corporation 4,956,761
33,511 Tapestry, Inc. 2,367,552
60,363 Wyndham Hotels & Resorts, Inc. 5,148,964
52,817 Yum China Holding, Inc. 2,287,504
Total 35,986,542
Consumer Staples  4.2%
39,656 J & J Snack Foods Corporation 5,139,021
40,178 J.M. Smucker Company 4,671,496
121,183 Sysco Corporation 8,652,466
Total 18,462,983
Energy  6.7%
338,764 Coterra Energy, Inc. 8,320,044
296,259 Devon Energy Corporation 9,009,236
198,502 Enterprise Products Partners, LP 5,935,210
32,344 Expand Energy Corporation 3,360,542
130,257 Noble Corporation plc 2,831,787
Total 29,456,819
Financials  19.7%
806,744 AGNC Investment Corporation 7,123,549
40,528 Allstate Corporation 8,040,350
24,862 Capital One Financial Corporation 4,481,624
185,404 Carlyle Group, Inc. 7,164,010
95,612 Charles Schwab Corporation 7,782,817
69,417 Equitable Holdings, Inc. 3,432,671
46,356 Jack Henry & Associates, Inc. 8,039,521
59,514 M&T Bank Corporation 10,103,097
54,539 Selective Insurance Group, Inc. 4,757,437
45,433 Texas Capital Bancshares, Inc.
a
3,096,259
265,533 U.S. Bancorp 10,711,601
99,383 Voya Financial, Inc. 5,883,474
47,349 Wintrust Financial Corporation 5,263,788
Total 85,880,198
Health Care  9.8%
238,143 Avantor, Inc.
a
3,093,478
123,996 Baxter International, Inc. 3,864,955
82,896 Henry Schein, Inc.
a
5,385,753
14,155 Humana, Inc. 3,712,007
38,082 Johnson & Johnson 5,952,598
37,057 Labcorp Holdings, Inc. 8,931,108
45,396 Sanofi SA ADR 2,494,510
25,583 STERIS plc 5,749,523
9,094 UnitedHealth Group, Inc. 3,741,635
Total 42,925,567
Industrials  16.8%
30,142 Acuity, Inc. 7,342,893
48,353 AGCO Corporation 4,101,785
20,488 Carlisle Companies, Inc. 7,774,786
Shares Common Stock  97.6% Value
Industrials  16.8% - continued
135,198 Delta Air Lines, Inc. $ 5,628,293
207,774 Flowserve Corporation 9,397,618
116,051 Fluor Corporation
a
4,049,019
60,629 Fortive Corporation 4,225,235
15,387 General Dynamics Corporation 4,187,110
161,987 Hexcel Corporation 7,851,510
23,913 JB Hunt Transport Services, Inc. 3,122,560
105,391 MSC Industrial Direct Company,
Inc. 8,060,304
122,156 Robert Half, Inc. 5,411,511
90,490 Werner Enterprises, Inc. 2,231,483
Total 73,384,107
Information Technology  7.3%
58,641 Coherent Corporation
a
3,771,789
17,116 CommVault Systems, Inc.
a
2,860,597
25,306 Jabil, Inc. 3,708,848
168,413 Knowles Corporation
a
2,650,821
99,943 MKS Instruments, Inc. 7,010,002
20,832 PTC, Inc.
a
3,228,335
40,734 TD SYNNEX Corporation 4,513,327
95,570 Western Digital Corporation
a
4,191,700
Total 31,935,419
Materials  6.3%
107,795 Alcoa Corporation 2,644,211
245,255 Axalta Coating Systems, Ltd.
a
7,970,788
52,149 Celanese Corporation 2,321,152
40,820 CF Industries Holdings, Inc. 3,199,063
61,051 Nucor Corporation 7,287,658
55,612 West Fraser Timber Company, Ltd. 4,114,176
Total 27,537,048
Real Estate  6.2%
27,407 CBRE Group, Inc.
a
3,348,587
68,108 Crown Castle, Inc. 7,203,102
302,870 Healthcare Realty Trust, Inc. 4,703,571
458,917 Host Hotels & Resorts, Inc. 6,479,908
35,131 Simon Property Group, Inc. 5,528,917
Total 27,264,085
Utilities  9.6%
108,215 Alliant Energy Corporation 6,605,443
17,050 Constellation Energy Corporation 3,809,652
56,575 DTE Energy Company 7,750,775
55,080 Duke Energy Corporation 6,720,862
118,058 Evergy, Inc. 8,157,808
134,893 NiSource, Inc. 5,275,665
28,130 Vistra Energy Corporation 3,646,492
Total 41,966,697
Total Common Stock
(cost $421,441,831) 426,782,882

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market
Fund
9,006,812 4.288%
b
$ 9,006,812
Total Short-Term Investments
(cost $9,006,812) 9,006,812
Total Investments (cost
$430,448,643) 99.6% $435,789,694
Other Assets and Liabilities, Net
0.4% 1,585,005
Total Net Assets 100.0% $437,374,699
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $44,689,518
Gross unrealized depreciation (39,847,429)
Net unrealized appreciation (depreciation) $4,842,089
Cost for federal income tax purposes $430,947,605
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,983,417 11,983,417 – –
Consumer Discretionary 35,986,542 35,986,542 – –
Consumer Staples 18,462,983 18,462,983 – –
Energy 29,456,819 29,456,819 – –
Financials 85,880,198 85,880,198 – –
Health Care 42,925,567 42,925,567 – –
Industrials 73,384,107 73,384,107 – –
Information Technology 31,935,419 31,935,419 – –
Materials 27,537,048 27,537,048 – –
Real Estate 27,264,085 27,264,085 – –
Utilities 41,966,697 41,966,697 – –
Short-Term Investments 9,006,812 9,006,812 – –
Subtotal Investments in Securities $435,789,694 $435,789,694 $– $–
Total Investments at Value $435,789,694

Mid Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $9,204 $19,228 $28,432 $– – –%
Total Affiliated Short-Term Investments 9,204 – –
Total Value $9,204 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $70
Total Income/Non Cash Income from Affiliated Investments $70
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.1% )
a
Value
Australia & New Zealand Banking
Group, Ltd.
$ 5,000,000
5.018% (SOFRRATE +
0.640%),10/3/2025, Ser.
2024-NQM2
b,c
$ 5,002,044
Total 5,002,044
Principal
Amount Basic Materials ( 7.7% )
a
Value
BASF SE
25,000,000 4.550% ,6/30/2025
b
24,800,012
25,000,000 4.650% ,7/10/2025
b
24,766,735
Dow Chemical Company
8,000,000 4.730% ,6/6/2025 7,961,355
25,000,000 4.650% ,6/16/2025 24,846,640
25,000,000 4.650% ,6/18/2025 24,840,160
Eaton Corporation
25,000,000 4.650% ,5/1/2025
b,d
24,996,830
EIDP, Inc.
25,000,000 4.550% ,5/8/2025
b
24,974,483
25,000,000 4.550% ,5/9/2025
b
24,971,275
25,000,000 4.520% ,5/20/2025
b
24,935,700
15,000,000 4.440% ,5/22/2025
b
14,957,507
15,000,000 4.440% ,5/23/2025
b
14,955,546
PPG Industries, Inc.
25,000,000 4.580% ,5/19/2025 24,938,955
Total 261,945,198
Principal
Amount Capital Goods ( 5.9% )
a
Value
Caterpillar Financial Services
Corporation
6,000,000
4.817% (SOFRRATE +
0.455%),8/11/2025
c
6,002,089
Emerson Electric Company
10,000,000 4.350% ,5/27/2025
b
9,967,535
20,000,000 4.340% ,7/17/2025
b
19,812,194
15,000,000 4.340% ,7/23/2025
b
14,848,380
John Deere Capital Corporation
6,000,000 3.400% ,6/6/2025 5,992,176
16,101,000
4.877% (SOFRRATE +
0.500%),7/3/2025
c
16,101,566
16,507,000
4.858% (SOFRRATE +
0.480%),10/22/2025
c
16,518,555
L3Harris Technologies, Inc.
25,000,000 4.750% ,5/21/2025
b
24,932,440
Northrop Grumman Corporation
10,000,000 4.530% ,6/3/2025 9,956,083
Parker-Hannifin Corporation
25,000,000 4.550% ,6/3/2025
b
24,889,972
RTX Corporation
25,000,000 4.710% ,5/27/2025
b
24,912,233
1,410,000 4.750% ,6/24/2025
b
1,399,911
25,000,000 4.750% ,6/27/2025
b
24,811,448
Total 200,144,582
Principal
Amount Consumer Cyclical ( 16.4% )
a
Value
American Honda Finance
Corporation
25,000,000 4.540% ,5/12/2025
d
24,961,780
19,000,000 4.540% ,5/13/2025
d
18,968,536
25,000,000 4.560% ,6/9/2025
d
24,870,000
Principal
Amount Consumer Cyclical (16.4%)
a
Value
$ 7,350,000 4.600% ,6/12/2025
d
$ 7,308,913
15,000,000 4.570% ,6/24/2025
d
14,891,986
25,000,000 4.770% ,7/23/2025
d
24,725,017
BMW US Capital, LLC
8,000,000
4.982% (SOFRINDX +
0.620%),8/11/2025
b,c
8,002,660
4,000,000 5.300% ,8/11/2025
b
4,008,654
13,250,000
4.928% (SOFRINDX +
0.550%),4/2/2026
b,c
13,228,592
Hyundai Capital America
25,000,000 4.550% ,5/2/2025
b,d
24,993,655
25,000,000 4.550% ,5/9/2025
b,d
24,971,222
12,200,000 5.800% ,6/26/2025
b
12,212,723
Marriott International, Inc./MD
25,000,000 4.530% ,6/5/2025
b
24,883,250
25,000,000 4.520% ,6/9/2025
b
24,870,278
Mercedes-Benz Finance North
America, LLC
5,000,000 3.300% ,5/19/2025
b
4,996,725
5,238,000
4.952% (SOFRRATE +
0.570%),8/1/2025
b,c
5,239,090
10,775,000 5.375% ,8/1/2025
b
10,786,180
Toyota Credit Canada, Inc.
25,000,000 4.620% ,5/6/2025
d
24,981,673
25,000,000 4.620% ,6/16/2025
d
24,854,800
25,000,000 4.620% ,6/17/2025
d
24,851,733
Toyota Credit de Puerto Rico
Corporation
15,000,000 4.590% ,5/12/2025 14,978,328
25,000,000 4.620% ,5/27/2025 24,918,488
10,000,000 4.540% ,6/3/2025 9,958,917
25,000,000 4.460% ,8/25/2025 24,642,093
20,000,000 4.390% ,10/10/2025 19,608,438
Toyota Finance Australia, Ltd.
25,000,000 4.470% ,7/14/2025
d
24,772,918
Toyota Motor Credit Corporation
4,220,000
4.810% (SOFRINDX +
0.450%),4/10/2026
c
4,215,442
VW Credit, Inc.
5,500,000 4.550% ,5/5/2025
b,d
5,496,447
10,000,000 4.600% ,5/14/2025
b,d
9,981,783
8,500,000 4.700% ,5/19/2025
b,d
8,479,117
17,550,000 4.560% ,5/21/2025
b,d
17,502,511
19,398,000 4.630% ,5/28/2025
b,d
19,327,647
20,000,000 4.780% ,5/29/2025
b,d
19,924,818
Total 552,414,414
Principal
Amount Consumer Non-Cyclical ( 4.6% )
a
Value
AbbVie, Inc.
25,000,000 4.640% ,5/22/2025
b
24,929,077
Cencora, Inc.
55,280,000 4.650% ,5/1/2025
b
55,272,885
Kellanova
15,000,000 4.700% ,5/23/2025
b
14,955,479
Keurig Dr. Pepper, Inc.
10,200,000 4.600% ,5/5/2025
b
10,193,506
Philip Morris International, Inc.
25,000,000 4.370% ,5/7/2025
b
24,978,855
25,000,000 4.400% ,5/9/2025
b
24,972,808
Total 155,302,610

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Energy ( 2.7% )
a
Value
Schlumberger Investment SA
$ 12,500,000 4.440% ,7/16/2025
b,d
$ 12,383,850
20,000,000 4.410% ,7/23/2025
b,d
19,797,374
15,000,000 4.380% ,7/31/2025
b,d
14,828,823
TotalEnergies Capital SA
25,000,000 4.360% ,6/10/2025
b,d
24,875,547
20,000,000 4.375% ,10/15/2025
b,d
19,595,494
Total 91,481,088
Principal
Amount Financials ( 45.6% )
a
Value
Aon Corporation
3,000,000 4.550% ,6/5/2025
b,d
2,986,170
25,000,000 4.680% ,6/12/2025
b,d
24,862,340
25,000,000 4.700% ,6/30/2025
b,d
24,805,125
Australia & New Zealand Banking
Group, Ltd.
25,000,000
4.560% (SOFRRATE +
0.200%),5/15/2025
b,c
25,000,835
10,000,000
4.630% (SOFRRATE +
0.270%),8/25/2025
b,c
10,001,464
15,000,000
4.931% (SOFRRATE +
0.560%),3/18/2026
b,c
15,009,295
AvalonBay Communities, Inc.
25,000,000 4.640% ,5/6/2025
b
24,980,887
25,000,000 4.740% ,5/13/2025
b
24,958,397
15,000,000 4.770% ,5/22/2025
b
14,957,506
Bank of America NA
18,037,000
5.144% (SOFRRATE +
0.780%),8/18/2025
c
18,049,568
13,109,000 5.650% ,8/18/2025 13,141,288
Bank of New York Mellon
25,000,000
4.540% (SOFRRATE +
0.180%),9/30/2025
c
24,993,437
Barclays Bank plc
20,000,000 4.320% ,9/24/2025
b,d
19,643,556
Barton Capital SA
22,132,000 4.590% ,5/15/2025
b,d
22,091,729
10,000,000 4.350% ,7/23/2025
b,d
9,897,333
20,000,000 4.330% ,9/19/2025
b,d
19,655,572
Bay Square Funding, LLC
25,000,000 4.380% ,7/29/2025
b
24,723,125
Cabot Trail Funding, LLC
16,515,000 4.360% ,7/14/2025
b
16,363,268
20,000,000 4.410% ,7/28/2025
b
19,782,412
20,000,000 4.360% ,10/20/2025
b
19,585,538
CAFCO, LLC
10,000,000 4.330% ,8/11/2025
b,d
9,874,483
Canadian Imperial Bank of
Commerce/New York, NY
10,000,000
4.660% (SOFRRATE +
0.300%),2/9/2026
c
9,996,476
Chariot Funding, LLC
25,000,000
4.690% (SOFRRATE +
0.330%),9/3/2025
b,c
25,001,161
25,000,000
4.810% (SOFRRATE +
0.450%),12/11/2025
b,c
25,006,329
Charta, LLC
15,000,000 4.350% ,8/13/2025
b,d
14,807,720
Ciesco, LLC
25,000,000 4.490% ,7/16/2025
b,d
24,764,420
20,000,000 4.340% ,8/22/2025
b,d
19,722,220
Principal
Amount Financials (45.6%)
a
Value
Citibank NA
$ 23,383,000
5.182% (SOFRRATE +
0.805%),9/29/2025
c
$ 23,409,465
20,000,000
4.740% (SOFRRATE +
0.380%),3/16/2026
c
19,999,962
Commonwealth Bank of Australia
25,000,000 3.214% ,5/27/2025
b
24,975,515
CRC Funding, LLC
17,000,000 4.350% ,7/24/2025
b,d
16,822,251
Dealers Capital Access Trust, LLC
20,000,000 4.380% ,5/12/2025 19,970,904
20,500,000 4.400% ,5/22/2025 20,445,216
19,400,000 4.380% ,6/10/2025 19,302,983
Erste Abwicklungsanstalt
15,000,000 4.330% ,5/29/2025
b
14,947,677
Gotham Funding Corporation
15,000,000 4.430% ,7/10/2025
b,d
14,869,725
GTA Funding, LLC
22,000,000 4.350% ,8/28/2025
b
21,677,333
ING US Funding, LLC
10,000,000
4.620% (SOFRRATE +
0.260%),5/15/2025
b,c,d
10,000,713
10,000,000
4.570% (SOFRRATE +
0.210%),6/16/2025
b,c,d
10,001,001
25,000,000 4.600% ,6/18/2025
b,d
25,003,688
15,000,000
4.710% (SOFRRATE +
0.350%),11/26/2025
b,c,d
15,002,541
Jupiter Securitization Company,
LLC
25,000,000
4.760% (SOFRRATE +
0.400%),8/25/2025
b,c,d
25,003,134
25,000,000
4.580% (SOFRRATE +
0.220%),9/11/2025
b,c,d
24,996,158
Lloyds Bank plc
14,690,000 4.360% ,7/7/2025 14,568,334
Macquarie Bank, Ltd.
20,000,000 4.280% ,9/10/2025
b
19,678,300
25,000,000 4.320% ,9/25/2025
b
24,557,405
MetLife Short Term Funding, LLC
10,000,000 4.300% ,6/4/2025
b
9,957,903
Mizuho Bank, Ltd./New York, NY
14,000,000 4.380% ,8/12/2025
b
13,823,454
25,000,000 4.430% ,9/26/2025 25,002,130
Mizuho Markets Cayman, LP
25,000,000
4.811% (SOFRRATE +
0.450%),8/12/2025
c
25,015,964
10,000,000
4.865% (SOFRRATE +
0.500%),9/23/2025
c
10,006,454
15,000,000
4.977% (SOFRRATE +
0.600%),10/6/2025
b,c
15,017,128
20,000,000
4.876% (SOFRRATE +
0.500%),5/1/2026
b,c
20,005,830
Morgan Stanley Bank NA
8,173,000
5.157% (SOFRRATE +
0.780%),7/16/2025
c
8,176,111
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
3,815,000 4.242% ,5/1/2025 3,815,000
National Australia Bank, Ltd.
10,000,000
4.600% (SOFRRATE +
0.240%),8/26/2025
b,c
10,000,134

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (45.6%)
a
Value
National Australia Bank, Ltd/New
York
$ 8,970,000
5.227% (SOFRRATE +
0.860%),6/9/2025
b,c
$ 8,973,725
New York Life Global Funding
10,123,000
5.012% (SOFRRATE +
0.650%),5/2/2025
b,c
10,123,135
18,425,000
5.069% (SOFRRATE +
0.700%),6/13/2025
b,c
18,434,326
15,000,000
4.957% (SOFRINDX +
0.580%),1/16/2026
b,c
15,022,746
6,000,000
5.308% (SOFRINDX +
0.930%),4/2/2026
b,c
6,029,540
New York Life Short Term Funding,
LLC
2,100,000 4.350% ,5/13/2025
b
2,096,712
20,000,000 4.360% ,6/25/2025
b
19,863,858
Nordea Bank Abp
10,000,000
5.327% (SOFRRATE +
0.960%),6/6/2025
b,c
10,006,770
Pacific Life Global Funding II
15,150,000
5.229% (SOFRINDX +
0.860%),6/16/2025
b,c
15,158,669
Pacific Life Short Term Funding,
LLC
24,250,000 4.360% ,7/11/2025
b
24,037,376
Pricoa Short Term Funding, LLC
25,000,000
4.760% (SOFRRATE +
0.400%),5/5/2025
b,c
25,000,903
Protective Life Global Funding
5,317,000 1.170% ,7/15/2025
b
5,276,572
Pure Grove Funding
20,000,000 4.360% ,10/30/2025
b,d
19,559,376
Royal Bank of Canada
5,000,000 1.150% ,6/10/2025 4,980,450
7,300,000
4.710% (SOFRRATE +
0.350%),7/11/2025
b,c
7,302,994
5,000,000
4.885% (SOFRINDX +
0.525%),1/20/2026
c
5,005,035
Royal Bank of Canada/New York,
NY
25,000,000
4.710% (SOFRRATE +
0.350%),12/4/2025
c
24,995,935
Salisbury Receivables Company,
LLC
18,225,000 4.390% ,6/24/2025
b,d
18,103,184
20,000,000 4.440% ,8/5/2025
b,d
19,763,200
Sheffield Receivables Company,
LLC
20,000,000 4.400% ,8/8/2025
b,d
19,755,834
Skandinaviska Enskilda Banken AB
25,000,000
4.560% (SOFRRATE +
0.200%),5/2/2025
b,c
25,000,080
5,320,000 3.700% ,6/9/2025
b
5,313,082
10,000,000
4.560% (SOFRRATE +
0.200%),8/8/2025
b,c
10,001,524
25,000,000
4.540% (SOFRRATE +
0.180%),9/25/2025
b,c
24,991,530
Societe Generale SA
15,000,000 4.400% ,7/30/2025
b
14,832,815
Sumitomo Mitsui Trust Bank, Ltd.
7,165,000 4.800% ,9/15/2025
b
7,166,819
Principal
Amount Financials (45.6%)
a
Value
Sumitomo Mitsui Trust Bank, Ltd./
New York
$ 25,000,000 4.360% ,6/18/2025
b
$ 24,850,610
Svenska Handelsbanken AB
15,000,000
5.610% (SOFRRATE +
1.250%),6/15/2026
b,c
15,091,273
Swedbank AB
10,000,000
4.720% (SOFRRATE +
0.360%),8/20/2025
b,c
10,003,901
Thunder Bay Funding, LLC
25,000,000
4.720% (SOFRRATE +
0.360%),1/2/2026
b,c,d
24,999,792
Toronto-Dominion Bank/NY
10,000,000
4.730% (FEDL 1M +
0.400%),8/22/2025
c
10,005,166
25,000,000
4.830% (SOFRRATE +
0.470%),5/22/2026
c
25,010,687
Truist Financial Corporation
5,700,000 4.000% ,5/1/2025 5,700,000
Wells Fargo Bank NA
25,000,000
5.160% (SOFRRATE +
0.800%),8/1/2025
c
25,016,429
6,850,000
5.070% (SOFRRATE +
0.710%),1/15/2026
c
6,860,549
Westpac Banking Corporation
15,000,000
4.610% (SOFRRATE +
0.250%),7/2/2025
b,c
15,003,294
5,000,000
5.360% (SOFRRATE +
1.000%),8/26/2025
c
5,012,687
Total 1,545,064,645
Principal
Amount Technology ( 1.2% )
a
Value
Cisco Systems, Inc.
25,000,000 4.500% ,5/8/2025
b
24,976,053
10,000,000 4.300% ,6/30/2025
b
9,926,817
Fiserv, Inc.
7,000,000 4.710% ,5/7/2025
b
6,993,725
Total 41,896,595
Principal
Amount Transportation ( 1.0% )
a
Value
Canadian Pacific Railway Company
8,310,000 4.450% ,5/16/2025
b
8,292,932
25,000,000 4.600% ,5/28/2025
b
24,909,330
Total 33,202,262
Principal
Amount
U.S. Government & Agencies
( 10.5% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
4.560% (SOFRRATE +
0.200%),8/7/2025
c
45,010,665
Federal Farm Credit Bank
15,000,000
4.400% (SOFRRATE +
0.040%),7/29/2025
c
15,001,126
10,000,000
4.420% (SOFRRATE +
0.060%),8/26/2025
c
10,002,063
20,000,000
4.450% (SOFRRATE +
0.090%),8/26/2025
c
20,004,123
25,000,000
4.425% (SOFRRATE +
0.065%),8/28/2025
c
25,005,180

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(10.5%)
a
Value
$ 10,000,000
4.440% (SOFRRATE +
0.080%),3/4/2026
c
$ 10,003,808
10,000,000
4.415% (FEDL 1M +
0.085%),5/7/2026
c
9,999,424
10,000,000
4.480% (SOFRRATE +
0.120%),7/10/2026
c
10,003,964
12,400,000
4.490% (SOFRRATE +
0.130%),4/23/2027
c
12,399,993
Federal Home Loan Bank
10,000,000
4.365% (SOFRRATE +
0.005%),7/14/2025
c
9,999,926
10,000,000
4.400% (SOFRRATE +
0.040%),8/5/2025
c
10,002,347
25,000,000
4.450% (SOFRRATE +
0.090%),8/15/2025
c
25,006,037
25,000,000
4.410% (SOFRRATE +
0.050%),8/21/2025
c
25,005,042
15,000,000
4.445% (SOFRRATE +
0.085%),11/21/2025
c
15,002,745
10,000,000
4.460% (SOFRRATE +
0.100%),2/13/2026
c
10,001,186
10,000,000
4.460% (SOFRRATE +
0.100%),4/6/2026
c
9,999,086
5,000,000
4.475% (SOFRRATE +
0.115%),7/16/2026
c
4,999,524
10,000,000
4.550% (SOFRRATE +
0.190%),10/29/2026
c
10,001,887
Federal Home Loan Mortgage
Corporation
10,000,000
4.450% (SOFRRATE +
0.090%),1/26/2026
c
10,002,058
25,000,000
4.460% (SOFRRATE +
0.100%),2/9/2026
c
25,003,067
Federal National Mortgage
Association
6,000,000
4.480% (SOFRRATE +
0.120%),7/29/2026
c
6,003,276
U.S. International Development
Finance Corporation
5,770,003
4.560% (T-BILL 3M +
FLAT),5/7/2025
c
5,770,003
5,673,600
4.570% (T-BILL 3M +
FLAT),5/7/2025
c
5,673,600
8,867,521
4.570% (T-BILL 3M +
FLAT),5/7/2025
c
8,867,521
9,188,034
4.570% (T-BILL 3M +
FLAT),5/7/2025
c
9,188,034
7,400,000 5.000% ,8/16/2025 7,672,725
Total 355,628,410
Principal
Amount U.S. Municipals ( 0.1% )
a
Value
Idaho Housing & Finance
Association
3,675,000 4.480% ,5/13/2025
d
3,673,930
Total 3,673,930
Principal
Amount Utilities ( 7.1% )
a
Value
American Electric Power Company,
Inc.
25,000,000 4.590% ,5/1/2025
b
24,996,830
25,000,000 4.590% ,5/2/2025
b
24,993,655
12,500,000 4.550% ,5/12/2025
b
12,480,802
25,000,000 4.600% ,5/22/2025
b
24,929,077
Principal
Amount Utilities (7.1%)
a
Value
Baltimore Gas and Electric
Company
$ 7,500,000 4.580% ,5/1/2025 $ 7,499,049
Commonwealth Edison Company
25,000,000 4.670% ,5/5/2025
b
24,984,013
Florida Power & Light Company
9,749,000 3.125% ,12/1/2025 9,680,021
NextEra Energy Capital Holdings,
Inc.
20,925,000 4.670% ,5/16/2025
b,d
20,882,022
PPL Capital Funding, Inc.
25,000,000 4.800% ,5/5/2025
b,d
24,984,093
5,000,000 4.650% ,5/20/2025
b,d
4,987,125
25,000,000 4.650% ,5/22/2025
b,d
24,928,960
25,000,000 4.650% ,5/23/2025
b,d
24,925,550
Xcel Energy, Inc.
10,000,000 3.300% ,6/1/2025 9,984,787
Total 240,255,984
Total Investments (cost
$3,486,350,754) 102.9% $3,486,011,762
Other Assets and Liabilities,
Net (2.9)% (98,887,807)
Total Net Assets 100.0% $3,387,123,955
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2025, the value of these investments was $2,280,398,694 or
67.3% of total net assets.
c Denotes variable rate securities. The rate shown is as of
April 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
Definitions:
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $208,577
Gross unrealized depreciation (547,569)
Net unrealized appreciation (depreciation) ($338,992)
Cost for federal income tax purposes $3,486,350,754
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 5,002,044 – 5,002,044 –
Basic Materials 261,945,198 – 261,945,198 –
Capital Goods 200,144,582 – 200,144,582 –
Consumer Cyclical 552,414,414 – 552,414,414 –
Consumer Non-Cyclical 155,302,610 – 155,302,610 –
Energy 91,481,088 – 91,481,088 –
Financials 1,545,064,645 3,815,000 1,541,249,645 –
Technology 41,896,595 – 41,896,595 –
Transportation 33,202,262 – 33,202,262 –
U.S. Government & Agencies 355,628,410 – 355,628,410 –
U.S. Municipals 3,673,930 – 3,673,930 –
Utilities 240,255,984 – 240,255,984 –
Total Investments at Value $3,486,011,762 $3,815,000 $3,482,196,762 $–

Small Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.4% Value
Consumer Discretionary  15.2%
139,136 Advance Auto Parts, Inc. $ 4,552,530
16,634 Asbury Automotive Group, Inc.
a
3,628,541
50,241 Cheesecake Factory, Inc. 2,530,639
29,645 Grand Canyon Education, Inc.
a
5,287,779
10,089 Group 1 Automotive, Inc. 4,072,223
85,283 Meritage Homes Corporation 5,811,183
9,901 Murphy USA, Inc. 4,936,341
92,790 Signet Jewelers, Ltd. 5,502,447
182,365 Six Flags Entertainment
Corporation 6,275,180
47,359 Wyndham Hotels & Resorts, Inc. 4,039,723
Total 46,636,586
Consumer Staples  3.5%
34,617 J & J Snack Foods Corporation 4,486,017
192,845 Primo Brands Corporation 6,300,246
Total 10,786,263
Energy  5.1%
32,171 Gulfport Energy Corporation
a
5,549,498
292,634 Magnolia Oil & Gas Corporation 6,007,776
147,630 TechnipFMC plc 4,158,737
Total 15,716,011
Financials  21.5%
126,492 Ally Financial, Inc. 4,131,229
93,914 Banner Corporation 5,741,902
150,008 Cadence Bank 4,389,234
109,291 Essent Group, Ltd. 6,221,937
15,912 Evercore, Inc. 3,266,574
449,098 F.N.B. Corporation 5,878,693
369,544 First Commonwealth Financial
Corporation 5,661,414
21,672 Houlihan Lokey, Inc. 3,512,598
326,332 Old National Bancorp 6,719,176
79,489 RLI Corporation 5,882,981
70,683 UMB Financial Corporation 6,684,491
25,834 Voya Financial, Inc. 1,529,373
56,391 Wintrust Financial Corporation 6,268,987
Total 65,888,589
Health Care  4.6%
453,711 Ardelyx, Inc.
a
2,497,679
171,865 Enovis Corporation
a
5,944,810
80,165 Globus Medical, Inc.
a
5,753,442
Total 14,195,931
Industrials  17.8%
78,530 AAR Corporation
a
4,198,214
52,660 AGCO Corporation 4,467,148
123,359 Air Lease Corporation 5,768,267
379,693 Gates Industrial Corporation plc
a
7,183,791
26,431 Herc Holdings, Inc. 2,892,609
108,778 Korn Ferry 6,711,602
419,089 Masterbrand, Inc.
a
5,091,931
29,457 Moog, Inc. 4,926,683
217,883 Schneider National, Inc. 4,682,306
60,937 Timken Company 3,915,202
79,617 WNS Holdings, Ltd.
a
4,818,421
Total 54,656,174
Shares Common Stock  95.4% Value
Information Technology  10.9%
93,520 Bel Fuse, Inc. $ 6,150,810
68,034 Ciena Corporation
a
4,569,163
103,635 Crane NXT Company 4,862,554
151,426 Kyndryl Holdings, Inc.
a
4,909,231
64,511 MKS Instruments, Inc. 4,524,802
35,090 Plexus Corporation
a
4,296,069
204,723 TTM Technologies, Inc.
a
4,098,555
Total 33,411,184
Materials  4.8%
497,227 Constellium SE
a
5,026,965
126,668 Greif, Inc. 6,647,536
90,218 Ingevity Corporation
a
2,975,390
Total 14,649,891
Real Estate  7.4%
58,463 Agree Realty Corporation 4,537,314
612,707 Cushman and Wakefield plc
a
5,741,065
174,857 National Storage Affiliates Trust 6,504,680
394,175 Plymouth Industrial REIT, Inc. 5,861,382
Total 22,644,441
Utilities  4.6%
109,760 Black Hills Corporation 6,684,384
97,992 Spire, Inc. 7,500,308
Total 14,184,692
Total Common Stock
(cost $273,038,979) 292,769,762
Shares or
Principal
Amount Short-Term Investments 4.5% Value
State Street Institutional U.S.
Government Money Market
Fund
13,906,355 4.288%
b
13,906,355
Total Short-Term Investments
(cost $13,906,355) 13,906,355
Total Investments (cost
$286,945,334) 99.9% $306,676,117
Other Assets and Liabilities, Net
0.1% 290,448
Total Net Assets 100.0% $306,966,565
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of April 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $38,485,580
Gross unrealized depreciation (20,728,361)
Net unrealized appreciation (depreciation) $17,757,219
Cost for federal income tax purposes $288,918,898
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2025, in valuing Core Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 46,636,586 46,636,586 – –
Consumer Staples 10,786,263 10,786,263 – –
Energy 15,716,011 15,716,011 – –
Financials 65,888,589 65,888,589 – –
Health Care 14,195,931 14,195,931 – –
Industrials 54,656,174 54,656,174 – –
Information Technology 33,411,184 33,411,184 – –
Materials 14,649,891 14,649,891 – –
Real Estate 22,644,441 22,644,441 – –
Utilities 14,184,692 14,184,692 – –
Short-Term Investments 13,906,355 13,906,355 – –
Subtotal Investments in Securities $306,676,117 $306,676,117 $– $–
Total Investments at Value $306,676,117
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Small Cap Value
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
4/30/2025
Shares Held at
4/30/2025
% of Net
Assets
4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $10,335 $14,850 $25,185 $– – –%
Total Affiliated Short-Term Investments 10,335 – –
Total Value $10,335 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 4/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.620% $– $– $– $141
Total Income/Non Cash Income from Affiliated Investments $141
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2025 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Assets
Investments in unaffiliated securities at cost $743,381,008 $498,051,193 $520,752,962 $19,429,919
Investments in affiliated securities at cost $15,359,179 $1,233,178 $6,422,430 $—
Investments in unaffiliated securities at value (#) 673,849,152 553,775,481 629,973,752 26,436,692
Investments in affiliated securities at value 15,359,179 1,233,178 6,422,430 —
Cash 45,000 — 36,040 —
Foreign currency — 466,595
(a)
— —
Dividends and interest receivable 9,642,870 1,336,073 5,440,179 23,795
Prepaid expenses 402 362 372 267
Prepaid trustee fees 1,413 1,412 1,413 1,413
Receivable for:
Investments sold 995,000 — 365,613 —
Expense reimbursements — — — 79
Variation margin on open future contracts — 40,250 27,744 —
Receivable from affiliate 17,987 — — —
Total Assets 699,911,003 556,853,351 642,267,543 26,462,246
Liabilities
Accrued expenses 36,821 272,193 70,833 23,286
Cash overdraft — 15,244 — —
Foreign currency overdraft — — 137,056
(b)
—
Payable for:
Investments purchased 899,437 — — —
Investments purchased on a delayed-delivery basis 994,700 — — —
Return of collateral for securities loaned 15,359,179 1,233,178 6,422,430 —
Foreign capital gain tax liability — 1,129,374 — —
Variation margin on open future contracts — — 32,640 —
Administrative service fees 2,235 1,792 2,045 85
Director deferred compensation 7,223 6,778 7,223 7,218
Total Liabilities 17,299,595 2,658,559 6,672,227 30,589
Net Assets
Capital stock (beneficial interest) 858,112,426 575,076,138 518,946,546 18,559,079
Distributable earnings/(accumulated loss) (175,501,018) (20,881,346) 116,648,770 7,872,578
Total Net Assets $682,611,408 $554,194,792 $635,595,316 $26,431,657
Shares of beneficial interest outstanding 84,137,691 57,778,538 55,587,746 2,243,218
Net asset value per share $8.11 $9.59 $11.43 $11.78
(#) Includes securities on loan of $14,763,220 $1,167,246 $5,902,819 $—
(a) Foreign currency holdings, cost $460,422.
(b) Foreign currency holdings, cost $-146,765.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2025 (unaudited)
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $430,448,643 $3,486,350,754 $286,945,334
Investments in unaffiliated securities at value (#) 435,789,694 3,486,011,762 306,676,117
Cash — 14,215 —
Dividends and interest receivable 496,982 8,024,349 155,845
Prepaid expenses 361 1,262 367
Prepaid trustee fees 1,413 1,413 1,413
Receivable for:
Investments sold 5,424,730 — 3,148,788
Total Assets 441,713,180 3,494,053,001 309,982,530
Liabilities
Distributions payable — 13,163,534 —
Accrued expenses 24,539 56,546 25,972
Payable for:
Investments purchased 4,308,511 93,701,125 2,982,643
Administrative service fees 1,421 — 1,000
Director deferred compensation 4,010 7,841 6,350
Total Liabilities 4,338,481 106,929,046 3,015,965
Net Assets
Capital stock (beneficial interest) 412,619,804 3,388,262,576 271,952,432
Distributable earnings/(accumulated loss) 24,754,895 (1,138,621) 35,014,133
Total Net Assets $437,374,699 $3,387,123,955 $306,966,565
Shares of beneficial interest outstanding 44,588,645 338,630,694 33,011,951
Net asset value per share $9.81 $10.00 $9.30
(#) Includes securities on loan of $— $— $—

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2025 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Investment Income
Dividends $144,472 $7,475,729 $9,846,163 $242,336
Interest 21,574,284 20,960 153,314 64
Affiliated income from securities loaned, net 44,680 9,071 24,355 2
Income from affiliated investments 166,629 63,371 210,919 1,663
Foreign tax withholding — (816,348) (745,503) (140)
Total Investment Income 21,930,065 6,752,783 9,489,248 243,925
Expenses
Administrative service fees 100,033 86,191 89,998 42,177
Audit and legal fees 20,880 33,646 61,464 22,964
Custody fees 16,201 357,200 58,058 1,019
Insurance expenses 2,445 2,202 2,261 1,630
Printing and postage expenses 3,521 4,799 4,721 3,833
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 5,058 5,071 5,058 5,058
Pricing service fees 12,637 18,315 20,163 743
Other expenses 7,689 11,776 9,826 7,098
Total Expenses Before Reimbursement 170,964 521,700 254,049 87,022
Less:
Reimbursement from adviser — — — (80,619)
Total Net Expenses 170,964 521,700 254,049 6,403
Net Investment Income/(Loss) 21,759,101 6,231,083 9,235,199 237,522
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (1,661,778) 7,306,224
(a)
5,432,374 864,353
Futures contracts — 250,532 2,669,546 —
Foreign currency transactions (198,871) (318,987) 67,118 —
Change in net unrealized appreciation/(depreciation) on:
Investments (6,939,968) (9,696,182) 34,862,669 252,589
Futures contracts — (338,190) 1,151,331 —
Foreign currency transactions 636 37,842 383,549 —
Foreign capital gain tax liability — 1,550,841 — —
Net Realized and Unrealized Gains/(Losses) (8,799,981) (1,207,920) 44,566,587 1,116,942
Net Increase/(Decrease) in Net Assets Resulting
From Operations $12,959,120 $5,023,163 $53,801,786 $1,354,464
(a) Includes foreign capital gain taxes paid of  $600,258.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2025 (unaudited)
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $5,546,815 $263,683 $3,195,389
Interest 9,592 105,514,975 8,578
Income from affiliated investments 70,345 — 140,547
Foreign tax withholding (19,041) — (27,095)
Total Investment Income 5,607,711 105,778,658 3,317,419
Expenses
Administrative service fees 80,254 50,000 69,126
Audit and legal fees 22,211 32,114 22,246
Custody fees 4,929 40,379 5,874
Insurance expenses 2,194 7,606 2,231
Printing and postage expenses 3,611 3,661 3,635
Transfer agent fees 2,500 2,500 2,500
Directors' fees 5,148 5,033 5,086
Pricing service fees 545 23,959 490
Other expenses 7,117 7,335 7,204
Total Expenses Before Reimbursement 128,509 172,587 118,392
Less:
Reimbursement from adviser — — —
Total Net Expenses 128,509 172,587 118,392
Net Investment Income/(Loss) 5,479,202 105,606,071 3,199,027
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 17,102,847 144,378 15,130,498
Class action settlements — 18,012(*) —
Change in net unrealized appreciation/(depreciation) on:
Investments (64,350,542) (785,801) (52,747,123)
Foreign currency transactions (59) — —
Net Realized and Unrealized Gains/(Losses) (47,247,754) (623,411) (37,616,625)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(41,768,552) $104,982,660 $(34,417,598)
(*) These class action proceeds were received during the current year from the SSA Bonds Antitrust Litigation class action settlement which the Trust was party to due to previously held investments between 2005-2019.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
Operations
Net investment income/(loss) $21,759,101 $46,395,102 $6,231,083 $15,402,556
Net realized gains/(losses) (1,860,649) (27,197,074) 7,237,769 (3,948,862)
Change in net unrealized appreciation/(depreciation) (6,939,332) 117,282,666 (8,445,689) 103,115,776
Net Change in Net Assets Resulting From Operations
12,959,120 136,480,694 5,023,163 114,569,470
Distributions to Shareholders
From net investment income/net realized gains (22,173,911) (45,011,612) (17,108,457) (16,146,827)
Total Distributions to Shareholders
(22,173,911) (45,011,612) (17,108,457) (16,146,827)
Capital Stock Transactions
Sold 6,350,000 2,000,000 – 4,000,000
Distributions reinvested 22,173,911 45,011,612 17,108,457 16,146,827
Redeemed (70,272,000) (117,480,000) (14,000,000) (4,000,000)
Total Capital Stock Transactions (41,748,089) (70,468,388) 3,108,457 16,146,827
Net Increase/(Decrease) in Net Assets (50,962,880) 21,000,694 (8,976,837) 114,569,470
Net Assets, Beginning of Period 733,574,288 712,573,594 563,171,629 448,602,159
Net Assets, End of Period $682,611,408 $733,574,288 $554,194,792 $563,171,629
Capital Stock Share Transactions
Sold 413,596 242,718 – 453,002
Distributions reinvested 2,701,959 5,611,360 1,839,619 1,851,700
Redeemed (8,192,118) (14,611,559) (1,443,299) (453,001)
Total Capital Stock Share Transactions
(5,076,563) (8,757,481) 396,320 1,851,701

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Mid Cap Value Fund
4/30/2025 (unaudited) 10/31/2024 4/30/2025 (unaudited) 10/31/2024 4/30/2025 (unaudited) 10/31/2024
$9,235,199 $15,654,113 $237,522 $2,094,056 $5,479,202 $11,569,039
8,169,038 31,510,991 864,353 84,127,817 17,102,847 36,693,233
36,397,549 56,367,236 252,589 (43,380,690) (64,350,601) 84,080,065
53,801,786 103,532,340 1,354,464 42,841,183 (41,768,552) 132,342,337
(19,402,585) (17,186,076) (1,940,755) (41,869,791) (43,316,854) (9,500,783)
(19,402,585) (17,186,076) (1,940,755) (41,869,791) (43,316,854) (9,500,783)
27,070,000 66,000,000 – – – –
19,402,585 17,186,076 1,940,755 41,869,791 43,316,854 9,500,783
(27,070,000) (25,500,000) – (496,000,000) – (106,000,000)
19,402,585 57,686,076 1,940,755 (454,130,209) 43,316,854 (96,499,217)
53,801,786 144,032,340 1,354,464 (453,158,817) (41,768,552) 26,342,337
581,793,530 437,761,190 25,077,193 478,236,010 479,143,251 452,800,914
$635,595,316 $581,793,530 $26,431,657 $25,077,193 $437,374,699 $479,143,251
2,532,304 6,515,301 – – – –
1,896,636 1,701,592 168,634 3,940,877 3,831,846 894,207
(2,532,304) (2,517,275) – (45,101,649) – (9,200,666)
1,896,636 5,699,618 168,634 (41,160,772) 3,831,846 (8,306,459)

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Reserve Fund Small Cap Value Fund
For the periods ended
4/30/2025
(unaudited) 10/31/2024
4/30/2025
(unaudited) 10/31/2024
Operations
Net investment income/(loss) $105,606,071 $284,833,026 $3,199,027 $9,074,290
Net realized gains/(losses) 162,390 219,239 15,130,498 61,817,964
Change in net unrealized appreciation/(depreciation) (785,801) 549,721 (52,747,123) 100,235,556
Net Change in Net Assets Resulting From Operations
104,982,660 285,601,986 (34,417,598) 171,127,810
Distributions to Shareholders
From net investment income/net realized gains (105,606,071) (284,833,026) (41,177,179) (8,600,132)
Total Distributions to Shareholders
(105,606,071) (284,833,026) (41,177,179) (8,600,132)
Capital Stock Transactions
Sold 4,629,990,479 16,263,985,170 – –
Distributions reinvested – 57,431 41,177,179 8,600,132
Redeemed (6,811,179,924) (15,269,053,641) (12,779,999) (281,250,000)
Total Capital Stock Transactions (2,181,189,445) 994,988,960 28,397,180 (272,649,868)
Net Increase/(Decrease) in Net Assets (2,181,812,856) 995,757,920 (47,197,597) (110,122,190)
Net Assets, Beginning of Period 5,568,936,811 4,573,178,891 354,164,162 464,286,352
Net Assets, End of Period $3,387,123,955 $5,568,936,811 $306,966,565 $354,164,162
Capital Stock Share Transactions
Sold 462,999,047 1,626,398,517 – –
Distributions reinvested – 5,743 3,623,533 857,441
Redeemed (681,117,992) (1,526,905,364) (1,101,881) (24,942,639)
Total Capital Stock Share Transactions
(218,118,945) 99,498,896 2,521,652 (24,085,198)

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time. The Trust is divided into seven separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the
"Funds"). The seven series of the Trust are Core Emerging Markets
Debt, Core Emerging Markets Equity, Core International Equity,
Core Low Volatility Equity, Core Mid Cap Value, Core Short-Term
Reserve and Core Small Cap Value, which are all diversified. Core
Short-Term Reserve serves as a cash sweep vehicle for Thrivent
Mutual Funds and Thrivent Series Fund, Inc.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Core Emerging Markets Debt are declared and distributed monthly.
Dividends from Core Emerging Markets Equity, Core International
Equity, Core Low Volatility Equity, Core Mid Cap Value, and Core
Small Cap Value are declared and distributed annually.  Dividends from Core Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2025, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
During the six months ended April 30, 2025, Core International
Equity used foreign exchange futures to hedge currency risk.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2025, the Funds did not report an accrual for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Expense Reimbursements
— For the six months ended April 30,
2025, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Core Low Volatility Equity 0.05% 2/28/2026
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fee plus a percentage of the
Fund's average daily net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30,
2025, the Adviser received aggregate fees for administrative and accounting personnel and services of $517,779 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the six months ended April 30,
2025, Thrivent Investor Services received $17,500 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Fund
Expense
Limit
Expiration
Date

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$31,275 in fees from the Trust during the six months ended April
30, 2025. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 30, 2025, no Funds borrowed cash through the interfund lending program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic
280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Funds' CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds'
portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-
end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2025, the tax-basis balance has not yet been determined.
At October 31, 2024, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 104,523,141
Emerging Markets Equity 75,237,295
International Equity 1,793,692
Short-Term Reserve 1,036,870
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $49,522 $90,843
Emerging Markets Equity 195,047 202,769
International Equity 274,379 264,853
Low Volatility Equity 4,108 3,852
Mid Cap Value 142,642 138,012
Short-Term Reserve 248,419 269,117
Small Cap Value 83,382 94,259

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

Purchases and sales of U.S. Government securities were:
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2025, no Funds engaged in these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of April 30, 2025, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of  subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2025, the following Funds had portfolio concentration greater than 25% in certain sectors.
(11) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the
Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $12,400 $138,525
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government 93.9%
Emerging Markets Equity Information Technology 25.2%
Short-Term Reserve Financials 45.6%

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total rate of return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High-Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Prepayment Risk
—  Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In

Thrivent Core Funds
Notes to Financial Statements
April 30, 2025
(unaudited)

addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2025
(unaudited)
$ 8.22 $ 0.25 $ (0.10) $ 0.15 $ (0.26) $ –
Year Ended 10/31/2024 7.27 0.50 0.93 1.43 (0.48) –
Year Ended 10/31/2023 7.08 0.45 0.20 0.65 (0.46) –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/30/2025
(unaudited)
9.81 0.12 (0.03) 0.09 (0.31) –
Year Ended 10/31/2024 8.08 0.27 1.75 2.02 (0.29) –
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2025
(unaudited)
10.84 0.17 0.78 0.95 (0.36) –
Year Ended 10/31/2024 9.12 0.30 1.78 2.08 (0.36) –
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2025
(unaudited)
12.09 0.09 0.52 0.61 (0.47) (0.45)
Year Ended 10/31/2024
(d)
11.06 0.27 2.57 2.84 (0.44) (1.37)
Year Ended 10/31/2023
(d)
12.09 0.24 (0.08) 0.16 (0.22) (0.97)
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
MID CAP VALUE FUND
Period Ended 4/30/2025
(unaudited)
11.76 0.11 (1.01) (0.90) (0.21) (0.84)
Year Ended 10/31/2024 9.23 0.27 2.45 2.72 (0.15) (0.04)
Year Ended 10/31/2023
(e)
10.00 0.12 (0.89) (0.77) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since commencement date of operations, February 3, 2020.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Since commencement date of operations, February 28, 2023.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.26) $ 8.11 1.80% $ 682.6 0.05% 6.16% 0.05% 6.16% 7%
(0.48) 8.22 20.04% 733.6 0.05% 6.16% 0.05% 6.16% 11%
(0.46) 7.27 9.08% 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.31) 9.59 0.97% 554.2 0.19% 2.29% 0.19% 2.29% 36%
(0.29) 9.81 25.46% 563.2 0.19% 2.93% 0.19% 2.93% 76%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.36) 11.43 9.17% 635.6 0.09% 3.14% 0.09% 3.14% 46%
(0.36) 10.84 23.07% 581.8 0.08% 2.88% 0.08% 2.88% 87%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.92) 11.78 5.36% 26.4 0.05% 1.85% 0.68% 1.23% 15%
(1.81) 12.09 28.54% 25.1 0.05% 2.26% 0.20% 2.11% 56%
(1.19) 11.06 1.07% 478.2 0.04% 2.06% 0.04% 2.06% 87%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(1.05) 9.81 (8.74)% 437.4 0.05% 2.31% 0.05% 2.31% 29%
(0.19) 11.76 29.73% 479.1 0.05% 2.22% 0.05% 2.22% 59%
– 9.23 (7.70)% 452.8 0.06% 2.21% 0.06% 2.21% 39%

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SHORT-TERM RESERVE FUND
Period Ended 4/30/2025
(unaudited)
$ 10.00 $ 0.23 $ 0.00 $ 0.23 $ (0.23) $ –
Year Ended 10/31/2024 10.00 0.56 0.00 0.56 (0.56) –
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
SMALL CAP VALUE FUND
Period Ended 4/30/2025
(unaudited)
11.62 0.09 (1.03) (0.94) (0.18) (1.20)
Year Ended 10/31/2024
(c)
8.51 0.18 3.09 3.27 (0.16) –
Year Ended 10/31/2023 9.36 0.18 (0.92) (0.74) (0.11) –
Year Ended 10/31/2022
(d)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Since commencement date of operations, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.23) $ 10.00 2.36% $ 3,387.1 0.01% 4.72% 0.01% 4.72% 41%
(0.56) 10.00 5.73% 5,568.9 0.01% 5.58% 0.01% 5.58% 64%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(1.38) 9.30 (10.10)% 307.0 0.07% 1.87% 0.07% 1.87% 25%
(0.16) 11.62 38.69% 354.2 0.05% 1.67% 0.05% 1.67% 32%
(0.11) 8.51 (7.97)% 464.3 0.05% 1.86% 0.05% 1.86% 55%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory
Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2025                                                      Thrivent Core Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2025                                                      By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  June 26, 2025                                                      By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)